BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 3.8%
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.17%,
04/15/34
(a)(b)
..................... USD 500 $ 499,967
AIG CLO, Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.60%), 6.73%, 04/22/34
(a)(b)
2,000 2,001,455
AIG CLO LLC, Series 2020-1A, Class DR,
(LIBOR USD 3 Month + 3.00%), 3.12%,
04/15/34
(a)(b)
..................... 900 899,992
AIG CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/32 .... 500 500,115
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/32 .... 500 500,989
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 3.14%, 07/20/34 .... 500 497,513
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 6.59%, 07/20/34 .... 500 499,936
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.12%, 10/17/34 .... 1,000 997,511
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.17%, 10/17/34 .... 1,000 996,316
Ajax Mortgage Loan Trust, Series 2018-G,
Class A, 4.38%, 06/25/57
(a)(b)
.......... 236 235,916
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class D, (LIBOR USD 3 Month +
2.60%), 2.74%, 01/28/31
(a)(b)
.......... 250 246,658
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.77%, 04/24/31 .... 500 500,027
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.87%, 04/24/31 .... 500 500,304
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.52%,
01/15/29
(a)(b)
..................... 500 500,108
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
............ 500 334,927
Assurant CLO Ltd., Series 2017-1A, Class C,
(LIBOR USD 3 Month + 2.10%), 2.23%,
10/20/29
(a)(b)
..................... 500 500,000
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.07%, 08/23/30
(a)(b)
250 249,289
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.12%, 01/23/31
(a)(b)
.... 250 250,018
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.81%, 04/25/34
(a)
..... 71 71,968
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.82%, 07/15/31 .... 500 499,998
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.27%, 07/15/34 .... 500 500,000
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.62%, 01/15/34 .... 500 502,128
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.63%, 07/20/32
(a)(b)
.... 95 91,350
CarVal CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 3.01%,
07/16/31
(a)(b)
..................... 1,000 999,999
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.83%,
04/20/29
(a)(b)
..................... 250 250,375
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 1,000 624,825
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
(a)(b)
Series 2014-5A, Class DR2, (LIBOR USD 3
Month + 3.40%), 3.52%, 10/17/31 .... USD 500 $ 500,069
Series 2015-3A, Class CR, (LIBOR USD 3
Month + 1.65%), 1.77%, 04/19/29 .... 250 249,038
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.80%), 2.93%, 10/21/31 .... 500 500,947
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.63%, 04/23/29 .... 500 500,113
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class SUB, 0.00%, 07/15/30
(a)(b)
........ 1,000 560,510
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.87%,
01/16/32
(a)(b)
..................... 250 250,110
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 3.12%,
05/15/32
(a)(b)
..................... 800 800,487
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (LIBOR USD 3 Month + 6.60%),
6.72%, 04/15/34
(a)(b)
................ 350 350,501
Eaton Vance CLO Ltd., Series 2020-2A, Class
D, (LIBOR USD 3 Month + 4.10%), 4.22%,
10/15/32
(a)(b)
..................... 1,000 1,002,572
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.09%, 10/20/34 .... 1,500 1,499,957
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.00%), 6.14%, 10/20/34 .... 1,250 1,249,856
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.59%, 06/25/36 .... 1,750 1,687,644
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.33%, 10/25/36 .... 58 46,042
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.41%, 10/25/36 ... 34 27,648
Flatiron CLO 19 Ltd.
(a)(b)
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.82%, 11/16/32 .... 500 500,335
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.02%, 11/16/32 .... 1,000 1,001,300
Generate CLO 8 Ltd., Series 2020-1A, Class
D1, (LIBOR USD 3 Month + 4.50%), 4.63%,
04/20/32
(a)(b)
..................... 500 501,746
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.50%),
2.62%, 04/15/31
(a)(b)
................ 650 642,349
Greywolf CLO IV Ltd., Series 2019-1A, Class
CR, (LIBOR USD 3 Month + 3.65%), 3.77%,
04/17/34
(a)(b)
..................... 1,000 1,002,050
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 2.12%,
01/27/31
(a)(b)
..................... 500 500,280
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.79%, 12/25/35 .... 30 13,337
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.45%, 03/25/36 .... 62 26,906
GSAMP Trust, Series 2006-FM3, Class A1,
(LIBOR USD 1 Month + 0.14%), 0.23%,
11/25/36
(a)
...................... 118 71,710
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.19%, 01/17/38
(a)(b)
................ 257 257,469
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.65%), 2.78%,
10/20/27
(a)(b)
..................... 250 247,254

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust, Series 2006-
4, Class 1A, (LIBOR USD 1 Month + 0.30%),
0.39%, 05/25/36
(a)
................. USD 404 $ 273,060
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.72%,
01/15/33
(a)(b)
..................... 500 501,057
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (LIBOR USD 3 Month +
1.90%), 2.02%, 04/19/30
(a)(b)
.......... 500 498,168
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.73%, 04/20/30
(a)(b)
.......... 500 492,002
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (LIBOR USD 1 Month
+ 0.28%), 0.37%, 05/25/37
(a)
.......... 650 599,284
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (LIBOR USD 3 Month
+ 3.00%), 3.13%, 10/21/30
(a)(b)
......... 250 249,249
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 2.77%, 10/18/30
(a)(b)
.... 1,000 991,851
Neuberger Berman Loan Advisers CLO 44 Ltd.,
Series 2021-44A, Class E, (LIBOR USD 3
Month + 6.00%), 6.08%, 10/16/34
(a)(b)
.... 2,000 1,999,540
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.72%, 01/15/30
(a)(b)
.... 500 495,641
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
.... 229 237,504
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class BR, (LIBOR USD 3
Month + 1.85%), 1.97%, 10/26/27 .... 500 499,370
Series 2015-10A, Class ER2, (LIBOR USD 3
Month + 6.50%), 0.00%, 01/26/34 .... 1,000 1,000,000
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.75%), 2.88%, 01/20/31
(a)(b)
.......... 500 494,626
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 3.32%, 10/15/33
(a)(b)
.......... 1,000 1,000,000
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 1.97%, 07/17/30
(a)(b)
.......... 250 247,749
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 3.03%, 02/20/34
(a)(b)
.......... 1,000 999,307
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 1.97%, 10/17/31 .... 800 800,834
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 2.98%, 05/21/34 .... 500 499,994
Series 2015-2A, Class BR2, (LIBOR USD 3
Month + 1.95%), 2.08%, 07/20/30 .... 750 751,514
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.77%, 11/14/32 .... 500 500,638
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.08%, 10/15/34 .... 3,000 2,999,967
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.05%), 6.18%, 10/15/34 .... 3,000 2,999,812
Progress Residential Trust, Series 2019-SFR2,
Class F, 4.84%, 05/17/36
(b)
........... 100 101,090
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(LIBOR USD 3 Month + 3.05%), 0.00%,
10/30/34
(a)(b)
..................... 1,500 1,500,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.82%, 01/15/29
(a)(b)
................ USD 500 $ 500,542
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/34
(a)(b)
................ 250 250,496
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.22%, 07/15/31
(a)(b)
................ 500 498,600
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 1.97%, 10/25/31 .... 285 284,966
Series 2018-4A, Class C, (LIBOR USD 3
Month + 3.30%), 3.42%, 10/25/31 .... 250 250,073
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (LIBOR USD 3 Month + 3.90%),
4.02%, 01/15/33
(a)(b)
................ 500 501,898
Rockford Tower CLO Ltd.
(a)(b)
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/20/31 .... 300 300,015
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/34 .... 1,000 995,187
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (LIBOR USD 3 Month + 3.20%), 3.32%,
10/26/34
(a)(b)
..................... 1,000 1,000,000
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 2.00%), 2.13%,
04/30/32
(a)(b)
..................... 500 499,981
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (LIBOR USD 3 Month + 3.35%), 3.48%,
07/20/30
(a)(b)
..................... 500 500,277
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (LIBOR USD 3 Month + 1.75%),
1.87%, 04/16/31
(a)(b)
................ 500 498,599
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.08%,
04/20/34
(a)(b)
..................... 500 500,367
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.27%,
07/17/31
(a)(b)
..................... 500 501,740
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(LIBOR USD 3 Month + 2.15%), 2.27%,
04/15/33
(a)(b)
..................... 500 500,173
TICP CLO VIII Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 3.10%), 3.23%,
10/20/30
(a)(b)
..................... 500 500,057
TICP CLO XI Ltd., Series 2018-11A, Class D,
(LIBOR USD 3 Month + 3.05%), 3.18%,
10/20/31
(a)(b)
..................... 300 300,025
TICP CLO XIV Ltd., Series 2019-14A, Class
B, (LIBOR USD 3 Month + 2.70%), 2.83%,
10/20/32
(a)(b)
..................... 500 501,320
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.78%, 10/20/28
(a)(b)
................ 300 300,456
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.03%,
04/20/31
(a)(b)
..................... 500 494,142
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
0.00%, 01/20/35
(a)(b)
................ 1,000 1,000,000

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.73%,
10/20/29
(a)(b)
..................... USD 500 $ 500,196
Total Asset-Backed Securities — 3.8%
(Cost: $60,402,422) ............................... 60,153,281
Shares
Shares
Common Stocks — 22.2%
Airlines — 0.1%
(c)
Copa Holdings SA, Class A ............. 12,342 912,814
InterGlobe Aviation Ltd.
(b)(d)
............. 37,274 1,082,760
1,995,574
Automobiles — 0.1%
Maruti Suzuki India Ltd. ............... 11,601 1,161,581
Banks — 1.5%
Axis Bank Ltd.
(c)
..................... 183,946 1,830,440
Bandhan Bank Ltd.
(b)(d)
................ 234,124 914,767
Bank Rakyat Indonesia Persero Tbk. PT .... 8,378,294 2,515,028
China Construction Bank Corp., Class H .... 2,127,000 1,447,595
Citizens Financial Group, Inc. ........... 44,760 2,120,729
Commercial International Bank Egypt SAE
(c)
.. 202,910 660,555
Credicorp Ltd. ...................... 10,743 1,392,937
DBS Group Holdings Ltd. .............. 39,300 918,357
Grupo Financiero Banorte SAB de CV, Class O 216,961 1,371,445
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 3,647,000 1,999,148
Kasikornbank PCL, NVDR .............. 284,700 1,213,713
M&T Bank Corp. .................... 13,083 1,924,771
OTP Bank Nyrt.
(c)
.................... 27,058 1,625,846
Sberbank of Russia PJSC, ADR .......... 111,863 2,243,416
Standard Chartered plc ................ 216,736 1,465,786
23,644,533
Beverages — 0.2%
Diageo plc ........................ 45,991 2,288,130
Kweichow Moutai Co. Ltd., Class A ........ 5,000 1,424,935
3,713,065
Biotechnology — 0.2%
AbbVie, Inc. ....................... 26,099 2,992,772
Capital Markets — 0.2%
Intercontinental Exchange, Inc. .......... 21,787 3,016,628
Chemicals — 0.1%
Albemarle Corp. .................... 6,399 1,602,758
Communications Equipment — 0.1%
Accton Technology Corp. .............. 127,000 1,110,341
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H ..... 264,500 1,307,927
Consumer Finance — 0.3%
Kaspi.KZ JSC, GDR
(d)
................. 13,717 1,988,965
SBI Cards & Payment Services Ltd.
(c)
...... 111,608 1,576,042
Synchrony Financial .................. 29,633 1,376,453
4,941,460
Diversified Financial Services — 0.0%
Jackson Financial, Inc., Class A
(c)
......... 2,914 78,882
Diversified Telecommunication Services — 0.6%
Cellnex Telecom SA
(b)(d)
................ 89,397 5,497,890
Hellenic Telecommunications Organization SA 91,245 1,619,948
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
TELUS Corp. ...................... 97,888 $ 2,245,508
9,363,346
Electric Utilities — 0.8%
American Electric Power Co., Inc. ......... 18,038 1,527,999
Duke Energy Corp. .................. 11,352 1,158,017
Edison International .................. 5,130 322,831
EDP - Energias de Portugal SA .......... 299,211 1,688,341
Enel SpA ......................... 59,008 494,003
Eversource Energy .................. 13,403 1,137,915
FirstEnergy Corp. ................... 12,663 487,905
NextEra Energy, Inc. ................. 36,513 3,115,654
Southern Co. (The) .................. 24,735 1,541,485
Xcel Energy, Inc. .................... 23,076 1,490,479
12,964,629
Electrical Equipment — 0.1%
Schneider Electric SE ................. 8,751 1,508,832
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ........................ 267,900 470,552
1,979,384
Electronic Equipment, Instruments & Components — 0.2%
Samsung SDI Co. Ltd. ................ 1,488 938,821
TE Connectivity Ltd. .................. 9,235 1,348,310
2,287,131
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 34,854 874,138
Entertainment — 0.1%
NCSoft Corp. ...................... 1,516 814,559
Equity Real Estate Investment Trusts (REITs) — 6.3%
Alexandria Real Estate Equities, Inc. ....... 15,860 3,237,660
American Tower Corp. ................ 13,309 3,752,739
Assura plc ........................ 4,815,080 4,803,875
Boston Properties, Inc. ................ 30,066 3,416,700
Community Healthcare Trust, Inc. ......... 25,903 1,239,200
Covivio .......................... 35,636 3,086,575
Cromwell European REIT
(d)
............. 684,503 2,096,907
Crown Castle International Corp. ......... 20,277 3,655,943
CyrusOne, Inc. ..................... 5,008 410,756
Digital Realty Trust, Inc. ............... 38,530 6,080,419
EPR Properties ..................... 51,888 2,605,297
Equinix, Inc. ....................... 7,589 6,352,524
ESR Kendall Square REIT Co. Ltd. ........ 440,911 2,573,782
Goodman Group .................... 258,007 4,271,794
LondonMetric Property plc .............. 514,182 1,838,995
Medical Properties Trust, Inc. ............ 246,059 5,248,438
Outfront Media, Inc. .................. 168,656 4,197,848
Prologis, Inc. ....................... 42,127 6,106,730
Rexford Industrial Realty, Inc. ........... 55,330 3,718,176
SBA Communications Corp. ............ 4,144 1,431,048
Secure Income REIT plc ............... 327,335 1,832,215
SL Green Realty Corp. ................ 33,832 2,370,608
Spirit Realty Capital, Inc. ............... 70,938 3,470,996
Sun Communities, Inc. ................ 18,606 3,646,404
Target Healthcare REIT plc ............. 1,509,072 2,461,767
UDR, Inc. ......................... 77,373 4,296,523
VICI Properties, Inc. .................. 101,985 2,993,260
Warehouses De Pauw CVA ............. 66,985 3,050,265
Welltower, Inc. ...................... 53,138 4,272,295
98,519,739
Food & Staples Retailing — 0.2%
Sendas Distribuidora SA ............... 272,656 735,772
Wal-Mart de Mexico SAB de CV .......... 688,737 2,399,607

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Food & Staples Retailing (continued)
X5 Retail Group NV, GDR
(d)
............. 14,953 $ 509,389
3,644,768
Food Products — 0.2%
China Feihe Ltd.
(b)(d)
.................. 631,000 1,047,646
China Mengniu Dairy Co. Ltd.
(c)
.......... 303,000 1,927,858
2,975,504
Gas Utilities — 0.2%
APA Group
(e)
....................... 64,237 398,568
Atmos Energy Corp. .................. 5,806 534,849
ENN Energy Holdings Ltd. .............. 41,600 716,705
Kunlun Energy Co. Ltd. ................ 1,616,000 1,471,820
Tokyo Gas Co. Ltd. .................. 25,600 444,235
3,566,177
Health Care Equipment & Supplies — 0.1%
Ansell Ltd. ........................ 18,268 437,384
Medtronic plc ...................... 10,043 1,203,754
1,641,138
Health Care Providers & Services — 0.3%
Notre Dame Intermedica Participacoes SA ... 91,548 1,042,685
UnitedHealth Group, Inc. ............... 6,297 2,899,580
3,942,265
Hotels, Restaurants & Leisure — 0.2%
SJM Holdings Ltd.
(c)
.................. 1,855,000 1,379,601
Yum China Holdings, Inc. .............. 24,768 1,413,757
2,793,358
Household Durables — 0.2%
Haier Smart Home Co. Ltd., Class A ....... 325,667 1,382,022
Haier Smart Home Co. Ltd., Class H ....... 103,000 383,540
Taylor Wimpey plc ................... 372,873 788,928
2,554,490
Household Products — 0.1%
Reckitt Benckiser Group plc ............. 22,049 1,789,999
Insurance — 0.5%
Assurant, Inc. ...................... 10,804 1,742,793
Progressive Corp. (The) ............... 13,932 1,321,868
Prudential plc ...................... 133,040 2,715,073
Sanlam Ltd. ....................... 247,475 1,016,632
Seguridade Participacoes SA ............ 411,985 1,614,712
8,411,078
Interactive Media & Services — 0.4%
Kakao Corp. ....................... 7,384 794,403
Tencent Holdings Ltd. ................. 60,800 3,698,452
Tencent Holdings Ltd., ADR ............. 36,742 2,233,546
6,726,401
IT Services — 0.8%
Amadeus IT Group SA
(c)
............... 19,516 1,305,580
Fidelity National Information Services, Inc. ... 19,817 2,194,535
GDS Holdings Ltd., Class A
(c)
............ 530,824 3,986,512
Infosys Ltd. ........................ 17,929 401,230
Infosys Ltd., ADR .................... 48,078 1,071,178
Paychex, Inc. ...................... 6,220 766,802
SUNeVision Holdings Ltd. .............. 1,111,000 1,020,056
Visa, Inc., Class A ................... 9,641 2,041,674
12,787,567
Leisure Products — 0.1%
Hasbro, Inc. ....................... 18,475 1,769,166
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.0%
Joinn Laboratories China Co. Ltd., Class H
(b)(d)
11,440 $ 147,224
Machinery — 0.2%
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 225,800 1,512,592
Otis Worldwide Corp. ................. 16,061 1,289,859
2,802,451
Media — 0.1%
Comcast Corp., Class A ............... 30,111 1,548,609
Eutelsat Communications SA ............ 22,227 315,915
1,864,524
Metals & Mining — 0.2%
China Molybdenum Co. Ltd., Class H ...... 2,526,000 1,561,581
Novolipetsk Steel PJSC ............... 277,966 877,475
Novolipetsk Steel PJSC, GDR
(d)
.......... 4,606 145,564
2,584,620
Multiline Retail — 0.1%
Fix Price Group Ltd., GDR
(d)
............. 145,543 1,267,680
Multi-Utilities — 0.7%
Ameren Corp. ...................... 10,552 889,428
CenterPoint Energy, Inc. ............... 44,188 1,150,656
CMS Energy Corp. ................... 13,319 803,802
Dominion Energy, Inc. ................. 30,184 2,291,871
National Grid plc .................... 108,085 1,383,873
NiSource, Inc. ...................... 31,334 773,010
Public Service Enterprise Group, Inc. ...... 18,978 1,210,796
Sempra Energy ..................... 9,553 1,219,249
WEC Energy Group, Inc. ............... 10,147 913,839
10,636,524
Oil, Gas & Consumable Fuels — 0.8%
California Resources Corp.
(c)
............ 242 11,163
Cheniere Energy, Inc.
(c)
................ 8,687 898,236
China Petroleum & Chemical Corp., Class H . 4,180,000 2,036,634
Enbridge, Inc. ...................... 48,652 2,037,912
Gazprom PJSC ..................... 148,764 733,010
Gazprom PJSC, ADR ................. 73,998 726,133
LUKOIL PJSC ...................... 2,805 286,256
LUKOIL PJSC, ADR .................. 20,553 2,094,986
Petroleo Brasileiro SA, ADR ............ 54,858 538,706
Petronet LNG Ltd. ................... 426,738 1,310,032
Plains GP Holdings LP, Class A
(c)
......... 40,068 436,741
Targa Resources Corp. ................ 13,352 729,954
Williams Cos., Inc. (The) ............... 35,090 985,678
12,825,441
Paper & Forest Products — 0.0%
Suzano SA
(c)
....................... 24,993 217,567
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A ..... 2,757 894,178
Unilever plc ........................ 42,026 2,250,151
3,144,329
Pharmaceuticals — 0.7%
AstraZeneca plc .................... 18,847 2,357,785
Bristol-Myers Squibb Co. ............... 42,155 2,461,852
Novo Nordisk A/S, Class B ............. 24,889 2,729,201
Sanofi ........................... 28,465 2,859,144
10,407,982

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Professional Services — 0.2%
NMG, Inc.
(c)
........................ 602 $ 89,096
RELX plc ......................... 87,117 2,702,367
2,791,463
Real Estate Management & Development — 1.3%
Aroundtown SA ..................... 476,863 3,313,968
Capitaland Investment Ltd.
(c)
............ 1,214,400 3,097,913
ESR Cayman Ltd.
(b)(c)(d)
................ 1,226,800 3,969,759
Hang Lung Properties Ltd. .............. 346,000 803,016
Hulic Co. Ltd. ...................... 130,900 1,258,669
Shimao Group Holdings Ltd. ............ 1,653,500 2,593,816
VGP NV .......................... 4,661 1,205,488
Vonovia SE ........................ 69,219 4,199,021
20,441,650
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. ........... 12,847 994,355
CSX Corp. ........................ 39,422 1,425,894
Kansas City Southern ................. 656 203,523
Union Pacific Corp. .................. 3,167 764,514
West Japan Railway Co. ............... 11,700 552,306
3,940,592
Semiconductors & Semiconductor Equipment — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. 486,000 10,313,070
Texas Instruments, Inc. ................ 13,985 2,621,908
12,934,978
Software — 0.4%
Glodon Co. Ltd., Class A ............... 94,021 1,090,019
Intuit, Inc. ......................... 2,778 1,739,000
Microsoft Corp. ..................... 11,771 3,903,499
6,732,518
Specialty Retail — 0.1%
Topsports International Holdings Ltd.
(b)(d)
.... 1,275,000 1,548,932
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. ........... 1,248 74,722
Textiles, Apparel & Luxury Goods — 0.2%
EssilorLuxottica SA .................. 7,313 1,513,041
Kering SA ......................... 1,070 803,072
LVMH Moet Hennessy Louis Vuitton SE ..... 1,494 1,171,478
3,487,591
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 46,483 1,772,243
Tobacco — 0.1%
Philip Morris International, Inc. ........... 13,479 1,274,305
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)(d)
................. 163,800 1,433,377
Ferguson plc ....................... 15,740 2,368,294
3,801,671
Transportation Infrastructure — 1.0%
Aena SME SA
(b)(c)(d)
.................. 6,743 1,107,447
Atlantia SpA
(c)
...................... 43,171 834,426
Auckland International Airport Ltd.
(c)
....... 104,222 597,389
Beijing Capital International Airport Co. Ltd.,
Class H
(c)
....................... 468,000 304,324
Flughafen Zurich AG (Registered)
(c)
........ 6,770 1,222,575
Fraport AG Frankfurt Airport Services
Worldwide
(c)
..................... 17,735 1,269,320
Getlink SE ........................ 65,743 1,011,859
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(c)
....................... 124,454 1,571,694
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Hamburger Hafen und Logistik AG ........ 16,371 $ 366,953
Japan Airport Terminal Co. Ltd.
(c)
......... 8,600 426,625
Jiangsu Expressway Co. Ltd., Class H ..... 1,284,000 1,217,528
Sydney Airport
(c)(e)
................... 222,995 1,382,890
Transurban Group
(e)
.................. 378,828 3,859,937
15,172,967
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 2,751 479,169
Severn Trent plc .................... 14,669 549,387
1,028,556
Wireless Telecommunication Services — 0.0%
KDDI Corp. ........................ 20,900 639,122
Total Common Stocks — 22.2%
(Cost: $304,944,415) .............................. 346,510,010
Par (000)
Par (000)
Corporate Bonds — 23.4%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
7.50%, 12/01/24 .................. USD 363 377,974
7.50%, 03/15/25 .................. 27 27,708
7.13%, 06/15/26 .................. 525 550,594
7.88%, 04/15/27 .................. 416 432,370
6.00%, 02/15/28 .................. 310 312,712
7.45%, 05/01/34 .................. 100 122,000
Embraer Netherlands Finance BV, 6.95%,
01/17/28
(b)
..................... 444 491,952
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 600 609,000
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 284 293,585
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 629 696,020
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 22 22,908
TransDigm, Inc.
8.00%, 12/15/25
(b)
................. 765 813,769
6.25%, 03/15/26
(b)
................. 3,469 3,620,769
6.38%, 06/15/26 .................. 89 92,004
7.50%, 03/15/27 .................. 69 72,363
4.63%, 01/15/29 .................. 191 189,806
4.88%, 05/01/29 .................. 246 246,721
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 580 638,876
9,611,131
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
.......... 281 284,513
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................. 591 732,101
5.50%, 04/20/26 .................. 388 406,498
5.75%, 04/20/29 .................. 687 739,044
Avianca Holdings SA, 9.00%, 03/31/22
(b)
.... 246 244,561
Azul Investments LLP
5.88%, 10/26/24
(d)
................. 404 374,028
7.25%, 06/15/26
(b)
................. 402 372,679
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 39 45,511
Gol Finance SA
(b)
7.00%, 01/31/25 .................. 412 372,422
8.00%, 06/30/26 .................. 454 441,742
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ 191 200,550
Latam Finance Ltd., 6.88%, 04/11/24
(b)(c)(f)
... 689 621,952
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
651 708,522
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
21 23,771

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Airlines (continued)
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . USD 36 $ 37,958
Series 2020-1, Class A, 5.88%, 10/15/27 . 631 706,398
United Airlines, Inc.
(b)
4.38%, 04/15/26 .................. 352 364,134
4.63%, 04/15/29 .................. 351 361,874
7,038,258
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 101 108,070
Clarios Global LP
(b)
6.75%, 05/15/25 .................. 288 303,442
6.25%, 05/15/26 .................. 1,148 1,201,095
8.50%, 05/15/27 .................. 2,306 2,449,595
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 419 435,760
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
..................... 91 89,749
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 .................. 121 131,876
5.00%, 07/15/29
(b)
................. 108 113,940
5.25%, 07/15/31
(b)
................. 266 283,077
5.63%, 04/30/33 .................. 263 282,725
Icahn Enterprises LP
6.25%, 05/15/26 .................. 268 280,730
5.25%, 05/15/27 .................. 679 706,160
4.38%, 02/01/29 .................. 115 115,508
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 52 51,610
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ 34 37,187
6,590,524
Automobiles — 0.1%
Ford Motor Co.
4.75%, 01/15/43 .................. 41 44,783
5.29%, 12/08/46 .................. 100 114,739
Thor Industries, Inc., 4.00%, 10/15/29
(b)
.... 138 136,661
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
.. 600 608,438
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
90 97,312
1,001,933
Banks — 2.4%
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(g)
... 2,000 2,150,520
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(g)
.............. 200 208,662
Banco GNB Sudameris SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 6.66%), 7.50%, 04/16/31
(a)(b)
........ 150 151,950
Banco Industrial SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.44%), 4.88%, 01/29/31
(a)(b)
.......... 180 179,921
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.97%), 6.75%
(a)(b)(g)
.......... 600 625,988
Bangkok Bank PCL
(a)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(g)
...................... 400 413,075
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 612 621,486
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)(d)
....... 609 613,567
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of East Asia Ltd. (The)
(a)(d)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... USD 325 $ 338,061
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 500 522,031
Barclays plc
(a)(g)
(USD Swap Semi 5 Year + 6.77%), 7.88%
(d)
754 770,023
(USD Swap Semi 5 Year + 4.84%), 7.75% 625 678,781
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ....................... 1,300 1,427,972
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38% ....................... 600 590,280
BBK BSC, 5.50%, 07/09/24
(d)
........... 257 262,108
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)(d)
.......... 628 647,782
BNP Paribas SA
(a)(b)(g)
(USD Swap Semi 5 Year + 3.98%), 7.00% 406 478,033
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62% ....................... 2,000 2,010,000
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(g)
............... 400 405,825
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(g)
.............. 250 257,234
Credit Agricole SA, (USD Swap Semi 5 Year +
6.19%), 8.12%
(a)(b)(g)
............... 1,825 2,185,438
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 7 Year +
4.13%), 7.00%
(a)(d)(g)
............... 1,805 2,008,062
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(d)(g)
.......... 200 211,312
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 448 436,520
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(g)
............... 500 496,250
HSBC Holdings plc
(a)(g)
(USD Swap Rate 5 Year + 4.37%), 6.37% . 718 781,055
(USD Swap Rate 5 Year + 3.75%), 6.00% . 487 528,697
ING Groep NV, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.86%),
3.88%
(a)(g)
..................... 1,300 1,251,250
Itau Unibanco Holding SA, 5.13%, 05/13/23
(b)
. 400 418,080
JPMorgan Chase & Co., Series W, (LIBOR
USD 3 Month + 1.00%), 1.12%, 05/15/47
(a)
. 1,492 1,313,086
Kasikornbank PCL
(a)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(g)
...................... 624 648,492
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ 412 412,850
Lloyds Banking Group plc
(a)(g)
(USD Swap Semi 5 Year + 4.50%), 7.50% 380 436,138
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75% ....................... 485 554,234
Macquarie Bank Ltd., (USD Swap Semi 5 Year
+ 3.70%), 6.13%
(a)(d)(g)
.............. 200 216,750

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(d)(g)
.......... USD 400 $ 404,875
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(g)
.......... 697 693,297
Nordea Bank Abp
(a)(b)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63% ....................... 1,075 1,226,166
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75% ....................... 560 541,800
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(d)(g)
.......... 400 416,950
Shinhan Financial Group Co. Ltd.
(a)(d)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87% ....................... 200 212,600
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.87% ....................... 450 444,516
Societe Generale SA
(a)(b)(g)
(USD Swap Rate 5 Year + 5.87%), 8.00% . 1,775 2,068,549
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75% ....................... 1,420 1,454,577
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ....................... 1,350 1,434,375
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(g)
.............. 850 816,230
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(g)
.............. 400 399,950
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(d)(g)
............... 1,815 1,980,619
Wells Fargo & Co., (LIBOR USD 3 Month +
0.50%), 0.62%, 01/15/27
(a)
........... 115 111,657
37,457,674
Beverages — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
................ 200 200,750
Central American Bottling Corp.
5.75%, 01/31/27
(b)
................. 335 346,369
5.75%, 01/31/27
(d)
................. 150 155,090
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
44 43,925
746,134
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ...................... 119 123,760
Builders FirstSource, Inc., 6.75%, 06/01/27 .. 42 44,257
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ...................... 454 471,025
CP Atlas Buyer, Inc., 7.00%, 12/01/28 ..... 332 321,210
Forterra Finance LLC, 6.50%, 07/15/25 .... 207 220,610
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 .................. 66 66,586
9.75%, 07/15/28 .................. 73 78,293
SRM Escrow Issuer LLC, 6.00%, 11/01/28 ... 559 581,360
Summit Materials LLC, 5.25%, 01/15/29 .... 128 134,080
Victors Merger Corp., 6.38%, 05/15/29 ..... 137 128,780
2,169,961
Security
Par (000)
Par (000) Value
Capital Markets — 0.6%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
USD 73 $ 75,555
Coinbase Global, Inc., 3.63%, 10/01/31
(b)
... 29 27,623
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 165 171,600
Credit Suisse Group AG
(a)(b)(g)
(USD Swap Semi 5 Year + 3.46%), 6.25% 403 433,225
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ....................... 600 653,250
Deutsche Bank AG, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(a)(g)
................ 1,800 1,881,000
Goldman Sachs Group, Inc. (The), Series
U, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%), 3.65%
(a)(g)
850 843,625
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
..................... 200 195,063
Huarong Finance 2019 Co. Ltd., 3.63%,
09/30/30
(d)
..................... 370 328,491
MSCI, Inc., 3.63%, 09/01/30
(b)
.......... 49 50,225
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.12%, 06/15/47
(a)
........... 2,875 2,551,619
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(g)
.......................... 430 427,097
UBS Group AG
(a)(g)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
351 379,519
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
677 760,778
XP, Inc., 3.25%, 07/01/26
(b)
............ 472 450,701
9,229,371
Chemicals — 0.4%
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
.... 450 460,260
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 710 792,671
Chemours Co. (The), 5.75%, 11/15/28
(b)
.... 71 72,953
Cydsa SAB de CV, 6.25%, 10/04/27
(b)
..... 448 454,776
Diamond BC BV, 4.63%, 10/01/29
(b)
....... 215 216,505
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
. 200 199,312
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
... 436 436,000
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 161 166,434
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 151 154,624
HB Fuller Co., 4.25%, 10/15/28 ......... 61 61,839
Herens Midco SARL, 4.75%, 05/15/28
(b)
.... 400 396,820
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 224 241,920
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... 93 93,074
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 66,946
Pearl Holding II Ltd., 0.00%
(d)(g)(h)
......... 95 14,466
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
.... 76 16,841
Sasol Financing USA LLC
4.38%, 09/18/26 .................. 200 203,000
6.50%, 09/27/28 .................. 455 503,913
5.50%, 03/18/31 .................. 470 481,750
SCIH Salt Holdings, Inc.
(b)
4.88%, 05/01/28 .................. 119 116,322
6.63%, 05/01/29 .................. 147 138,364
SCIL IV LLC, 5.38%, 11/01/26
(b)
......... 200 201,626
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(g)
.................... 410 414,818
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
. 779 785,816
6,691,050

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.8%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. USD 207 $ 207,010
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 .................. 2,076 2,181,108
9.75%, 07/15/27 .................. 1,538 1,653,350
4.63%, 06/01/28 .................. 1,179 1,168,961
6.00%, 06/01/29 .................. 693 682,006
APi Escrow Corp., 4.75%, 10/15/29
(b)
...... 82 83,435
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 108 107,460
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 500 527,500
5.75%, 07/15/29 .................. 334 331,078
Aramark Services, Inc.
(b)
6.38%, 05/01/25 .................. 160 168,382
5.00%, 02/01/28 .................. 50 51,125
Covanta Holding Corp., 5.00%, 09/01/30 ... 95 94,525
Garda World Security Corp., 9.50%, 11/01/27
(b)
705 759,637
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 .................. 164 171,380
4.75%, 06/15/29 .................. 271 273,367
4.38%, 08/15/29 .................. 111 109,937
IAA, Inc., 5.50%, 06/15/27
(b)
........... 245 254,494
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 68 69,020
Madison IAQ LLC
(b)
4.13%, 06/30/28 .................. 80 79,586
5.88%, 06/30/29 .................. 694 688,795
Nielsen Finance LLC
(b)
5.63%, 10/01/28 .................. 332 345,192
5.88%, 10/01/30 .................. 829 867,797
4.75%, 07/15/31 .................. 51 49,705
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 .................. 138 147,612
6.25%, 01/15/28 .................. 847 868,175
Tuspark Forward Ltd., 7.95%, 05/13/24
(d)
... 380 194,346
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... 7 7,236
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 673 666,270
12,808,489
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 1,545 1,607,263
CommScope Technologies LLC
(b)
6.00%, 06/15/25 .................. 304 300,909
5.00%, 03/15/27 .................. 92 85,361
CommScope, Inc.
(b)
6.00%, 03/01/26 .................. 429 441,870
8.25%, 03/01/27 .................. 112 114,121
7.13%, 07/01/28 .................. 348 343,215
4.75%, 09/01/29 .................. 389 381,687
Nokia OYJ, 6.63%, 05/15/39 ........... 98 131,810
ViaSat, Inc.
(b)
5.63%, 04/15/27 .................. 3 3,120
6.50%, 07/15/28 .................. 411 431,550
3,840,906
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 405 428,490
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 308 314,372
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(d)(h)
.................... 522 387,591
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 453 450,169
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 79 80,185
GMR Hyderabad International Airport Ltd.,
4.75%, 02/02/26
(d)
................ 440 443,311
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 85 $ 87,125
Mexico City Airport Trust, 5.50%, 07/31/47
(d)
. 470 474,935
Stoneway Capital Corp.
(c)(f)
10.00%, 03/01/27
(b)
................ 752 199,478
10.00%, 03/01/27
(d)
................ 267 70,722
Summit Digitel Infrastructure Pvt Ltd., 2.88%,
08/12/31
(d)
..................... 375 359,055
3,295,433
Construction Materials — 0.0%
Cemex SAB de CV
(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%),
5.12%
(a)(g)
..................... 495 510,852
3.88%, 07/11/31 .................. 215 214,849
725,701
Consumer Finance — 0.6%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(g)
............... 2,115 2,125,575
ASG Finance Designated Activity Co., 7.88%,
12/03/24
(b)
..................... 534 523,988
Capital One Financial Corp., Series M, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.16%), 3.95%
(a)(g)
..... 1,250 1,269,125
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 61 60,829
Ford Motor Credit Co. LLC
5.13%, 06/16/25 .................. 319 346,115
4.13%, 08/04/25 .................. 418 441,512
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
....... 231 224,139
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(d)(g)
.......... 200 186,062
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
592 605,505
Muthoot Finance Ltd.
6.13%, 10/31/22
(b)
................. 668 684,199
4.40%, 09/02/23
(d)
................. 412 418,309
Navient Corp.
6.13%, 03/25/24 .................. 66 70,620
6.75%, 06/15/26 .................. 329 363,134
5.00%, 03/15/27 .................. 35 35,690
OneMain Finance Corp.
8.88%, 06/01/25 .................. 42 45,413
7.13%, 03/15/26 .................. 10 11,350
6.63%, 01/15/28 .................. 290 325,525
5.38%, 11/15/29 .................. 23 24,552
Shriram Transport Finance Co. Ltd.
(d)
5.95%, 10/24/22 .................. 400 406,800
5.10%, 07/16/23 .................. 624 633,555
8,801,997
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 1,030 1,078,925
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................ 799 794,526
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
..................... 871 868,822
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 19,680
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
15 15,431
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 110 110,275
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 485 444,381
LABL, Inc., 5.88%, 11/01/28
(b)
.......... 219 220,303

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ USD 583 $ 584,283
Trivium Packaging Finance BV
(b)(j)
5.50%, 08/15/26 .................. 689 715,685
8.50%, 08/15/27 .................. 2,044 2,155,623
7,007,934
Distributors — 0.0%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 90 89,100
Wolverine Escrow LLC, 9.00%, 11/15/26 .... 84 77,280
166,380
Diversified Consumer Services — 0.1%
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 176 174,240
Service Corp. International, 3.38%, 08/15/30 . 42 41,370
Sotheby's
(b)
7.38%, 10/15/27 .................. 1,187 1,250,801
5.88%, 06/01/29 .................. 400 409,000
1,875,411
Diversified Financial Services — 0.3%
(b)
Jefferies Finance LLC, 5.00%, 08/15/28 .... 267 270,621
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ...................... 267 265,140
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25 ......... 782 768,706
Sabre GLBL, Inc.
9.25%, 04/15/25 .................. 489 565,118
7.38%, 09/01/25 .................. 161 171,062
Shift4 Payments LLC, 4.63%, 11/01/26 ..... 125 129,531
Verscend Escrow Corp., 9.75%, 08/15/26 ... 2,491 2,638,741
4,808,919
Diversified Telecommunication Services — 1.4%
Altice France Holding SA
(b)
10.50%, 05/15/27 ................. 2,044 2,215,185
6.00%, 02/15/28 .................. 727 690,650
Altice France SA
(b)
8.13%, 02/01/27 .................. 426 457,950
5.13%, 01/15/29 .................. 447 433,590
5.13%, 07/15/29 .................. 905 881,406
5.50%, 10/15/29 .................. 390 382,286
CCO Holdings LLC
4.75%, 03/01/30
(b)
................. 128 132,160
4.25%, 02/01/31
(b)
................. 156 155,298
4.50%, 05/01/32 .................. 413 414,953
4.50%, 06/01/33
(b)
................. 254 253,365
4.25%, 01/15/34
(b)
................. 760 737,056
Cincinnati Bell, Inc.
(b)
7.00%, 07/15/24 .................. 779 792,633
8.00%, 10/15/25 .................. 31 32,286
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 756 805,057
Frontier Communications Corp.
(b)
5.88%, 10/15/27 .................. 345 361,388
5.00%, 05/01/28 .................. 617 627,026
6.75%, 05/01/29 .................. 486 499,972
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
..................... 307 308,452
Iliad Holding SAS
(b)
6.50%, 10/15/26 .................. 399 411,138
7.00%, 10/15/28 .................. 444 457,551
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(j)
.................... 280 286,300
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 600 622,688
Lumen Technologies, Inc.
5.13%, 12/15/26
(b)
................. 491 502,406
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.50%, 01/15/29
(b)
................. USD 340 $ 328,525
5.38%, 06/15/29
(b)
................. 386 387,447
Series P, 7.60%, 09/15/39 ........... 199 219,565
Series U, 7.65%, 03/15/42 ........... 500 550,000
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(g)
.................... 864 913,032
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
..................... 338 303,947
Sable International Finance Ltd., 5.75%,
09/07/27
(d)
..................... 673 700,761
Sprint Capital Corp.
6.88%, 11/15/28 .................. 414 523,478
8.75%, 03/15/32 .................. 613 917,508
Switch Ltd., 4.13%, 06/15/29
(b)
.......... 415 417,075
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 45 51,624
6.00%, 09/30/34 .................. 991 1,102,488
7.20%, 07/18/36 .................. 21 25,515
Telesat Canada, 4.88%, 06/01/27
(b)
....... 105 93,815
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 845 820,706
6.13%, 03/01/28 .................. 1,742 1,700,253
21,516,535
Electric Utilities — 0.3%
Duke Energy Corp., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.32%), 3.25%, 01/15/82
(a)
........... 750 744,909
FEL Energy VI SARL, 5.75%, 12/01/40
(d)
.... 467 460,458
Genneia SA, 8.75%, 09/02/27
(b)
......... 368 350,480
Greenko Investment Co.
4.88%, 08/16/23
(d)
................. 213 215,236
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(c)(d)(f)
200 77,063
India Cleantech Energy, 4.70%, 08/10/26
(b)
.. 250 250,313
Inkia Energy Ltd.
5.88%, 11/09/27
(b)
................. 200 205,788
5.88%, 11/09/27
(d)
................. 458 471,253
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
..................... 574 570,520
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
...... 200 212,000
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 329 340,515
PG&E Corp., 5.25%, 07/01/30 .......... 135 141,041
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 710 786,458
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(d)
................ 294 327,633
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
187 185,130
5,338,797
Electrical Equipment — 0.0%
(b)
Atkore, Inc., 4.25%, 06/01/31 ........... 136 137,360
Vertiv Group Corp., 4.13%, 11/15/28 ...... 476 473,025
610,385
Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 7.50%,
12/02/22
(d)
..................... 245 235,782
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 498 519,165
6.25%, 04/01/28 .................. 359 371,565
ChampionX Corp., 6.38%, 05/01/26 ....... 76 79,515
Hilong Holding Ltd., 9.75%, 11/18/24
(d)
..... 207 174,954
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 .................. 48 46,560
7.50%, 01/15/28 .................. 89 84,550

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Tervita Corp., 11.00%, 12/01/25
(b)
........ USD 60 $ 69,003
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 86 87,720
USA Compression Partners LP
6.88%, 04/01/26 .................. 1,064 1,099,910
6.88%, 09/01/27 .................. 1,306 1,356,608
Weatherford International Ltd.
(b)
6.50%, 09/15/28 .................. 11 11,619
8.63%, 04/30/30 .................. 139 142,776
4,279,727
Entertainment — 0.1%
(b)
AMC Entertainment Holdings, Inc., 0.00%,
(0.00% Cash or 12.00% PIK), 06/15/26
(i)
.. 214 203,014
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 116 118,610
Live Nation Entertainment, Inc.
4.88%, 11/01/24 .................. 19 19,214
6.50%, 05/15/27 .................. 949 1,039,155
4.75%, 10/15/27 .................. 239 243,780
Playtika Holding Corp., 4.25%, 03/15/29 .... 306 306,857
WMG Acquisition Corp., 3.88%, 07/15/30 ... 84 87,045
2,017,675
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
..................... 54 54,000
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 145 141,375
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 134 136,010
Diversified Healthcare Trust, 9.75%, 06/15/25 114 123,833
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 128 126,880
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 .................. 259 270,450
5.63%, 07/15/32 .................. 653 695,445
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
.. 450 465,328
MGM Growth Properties Operating Partnership
LP, 4.63%, 06/15/25
(b)
.............. 16 17,200
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 413 421,260
4.50%, 02/15/29
(b)
................. 515 509,850
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... 80 79,844
Service Properties Trust
4.35%, 10/01/24 .................. 26 26,202
7.50%, 09/15/25 .................. 149 164,897
5.50%, 12/15/27 .................. 78 81,582
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 200 218,563
Uniti Group LP
(b)
7.88%, 02/15/25 .................. 89 93,601
4.75%, 04/15/28 .................. 290 291,136
6.50%, 02/15/29 .................. 537 543,221
6.00%, 01/15/30 .................. 170 167,875
VICI Properties LP, 4.13%, 08/15/30
(b)
..... 511 536,550
5,165,102
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 .................. 367 389,938
4.88%, 02/15/30 .................. 10 10,718
Performance Food Group, Inc., 4.25%,
08/01/29 ...................... 277 277,000
United Natural Foods, Inc., 6.75%, 10/15/28 . 55 59,537
US Foods, Inc.
6.25%, 04/15/25 .................. 64 66,880
4.75%, 02/15/29 .................. 231 233,719
1,037,792
Security
Par (000)
Par (000) Value
Food Products — 0.4%
BRF SA, 4.88%, 01/24/30
(d)
............ USD 496 $ 492,161
Chobani LLC, 7.50%, 04/15/25
(b)
........ 955 992,006
Frigorifico Concepcion SA, 7.70%, 07/21/28
(b)
200 203,375
Grupo Bimbo SAB de CV, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.28%), 5.95%
(a)(b)(g)
.............. 524 545,222
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(d)
............. 472 477,841
Kraft Heinz Foods Co.
5.20%, 07/15/45 .................. 233 296,339
4.38%, 06/01/46 .................. 31 36,186
4.88%, 10/01/49 .................. 724 896,533
5.50%, 06/01/50 .................. 956 1,280,875
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(b)
131 131,194
MHP Lux SA, 6.25%, 09/19/29
(b)
......... 457 464,226
Post Holdings, Inc.
(b)
4.63%, 04/15/30 .................. 41 41,205
4.50%, 09/15/31 .................. 252 246,943
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 205 207,050
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 62 59,216
6,370,372
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 115 117,875
Health Care Equipment & Supplies — 0.2%
(b)
Avantor Funding, Inc.
4.63%, 07/15/28 .................. 472 489,676
3.88%, 11/01/29 .................. 162 161,948
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29 794 805,910
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 .................. 222 233,056
7.25%, 02/01/28 .................. 1,262 1,344,030
3,034,620
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 .................. 132 137,610
5.00%, 04/15/29 .................. 69 70,380
AdaptHealth LLC
(b)
6.13%, 08/01/28 .................. 47 49,761
4.63%, 08/01/29 .................. 24 23,730
5.13%, 03/01/30 .................. 41 41,205
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 341 342,705
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... 38 35,910
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 45 42,966
Cano Health LLC, 6.25%, 10/01/28
(b)
...... 119 119,681
Community Health Systems, Inc.
(b)
6.63%, 02/15/25 .................. 1,418 1,474,720
8.00%, 03/15/26 .................. 1,247 1,315,585
5.63%, 03/15/27 .................. 307 321,260
6.00%, 01/15/29 .................. 221 232,602
6.88%, 04/15/29 .................. 375 385,781
6.13%, 04/01/30 .................. 361 354,849
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 11 11,055
Encompass Health Corp.
4.50%, 02/01/28 .................. 23 23,416
4.75%, 02/01/30 .................. 31 31,775
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 326 329,668
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 .................. 207 216,832
4.38%, 02/15/27 .................. 102 100,980
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 166 162,680
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 136 142,606
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
..................... 136 138,335

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... USD 55 $ 57,750
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 109 110,066
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 324 345,060
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 56 59,080
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 .................. 1,573 1,600,528
10.00%, 04/15/27 ................. 224 240,466
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 .................. 504 516,600
6.25%, 02/01/27 .................. 508 527,685
5.13%, 11/01/27 .................. 304 317,680
4.63%, 06/15/28 .................. 48 49,740
6.13%, 10/01/28 .................. 452 474,577
4.25%, 06/01/29 .................. 245 248,009
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 72 75,464
10,728,797
Hotels, Restaurants & Leisure — 1.4%
Affinity Gaming, 6.88%, 12/15/27
(b)
....... 100 103,670
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................. 126 135,765
4.75%, 12/01/27 .................. 117 120,545
4.75%, 06/15/31
(b)
................. 304 312,742
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 195 199,388
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 .................. 1,045 1,099,183
8.13%, 07/01/27 .................. 1,046 1,171,572
4.63%, 10/15/29 .................. 387 388,858
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 502 527,477
Carnival Corp.
(b)
10.50%, 02/01/26 ................. 340 395,080
5.75%, 03/01/27 .................. 531 540,293
9.88%, 08/01/27 .................. 349 401,786
4.00%, 08/01/28 .................. 1,003 1,003,000
6.00%, 05/01/29 .................. 445 444,722
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
..................... 18 16,470
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 105 109,988
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 627 650,513
6.50%, 10/01/28 .................. 139 149,077
Champion Path Holdings Ltd.
(d)
4.50%, 01/27/26 .................. 450 446,766
4.85%, 01/27/28 .................. 410 403,286
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 84 86,835
4.75%, 01/15/28 .................. 304 314,260
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
..... 42 42,998
Fortune Star BVI Ltd.
(d)
6.75%, 07/02/23 .................. 850 860,891
5.95%, 10/19/25 .................. 455 453,862
5.05%, 01/27/27 .................. 450 416,391
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
.. 24 25,380
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 1,012 1,014,530
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 295 314,907
Life Time, Inc.
(b)
5.75%, 01/15/26 .................. 173 177,605
8.00%, 04/15/26 .................. 136 142,800
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
150 144,300
Melco Resorts Finance Ltd.
(d)
5.25%, 04/26/26 .................. 425 419,634
5.63%, 07/17/27 .................. 200 199,975
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.38%, 12/04/29 .................. USD 383 $ 376,130
MGM China Holdings Ltd., 5.88%, 05/15/26
(d)
. 420 419,291
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 213 214,891
NCL Corp. Ltd.
(b)
10.25%, 02/01/26 ................. 60 68,928
5.88%, 03/15/26 .................. 185 185,462
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 320 322,800
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 172 183,503
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
74 72,150
Powdr Corp., 6.00%, 08/01/25
(b)
......... 133 138,985
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. 95 96,663
5.88%, 09/01/31 .................. 95 96,900
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 146 147,825
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................. 75 83,906
9.13%, 06/15/23 .................. 110 119,436
11.50%, 06/01/25 ................. 126 143,404
5.50%, 08/31/26 .................. 87 88,631
5.50%, 04/01/28 .................. 400 407,000
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 .................. 132 142,454
5.00%, 10/15/25 .................. 550 566,247
8.25%, 03/15/26 .................. 524 555,440
7.00%, 05/15/28 .................. 92 99,401
7.25%, 11/15/29 .................. 33 37,293
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
611 649,188
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 154 155,155
Studio City Finance Ltd., 6.00%, 07/15/25
(d)
.. 709 687,907
Travel + Leisure Co., 6.63%, 07/31/26
(b)
.... 36 40,200
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 79 83,211
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 191 189,567
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 59 60,950
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 155 157,131
Wynn Macau Ltd.
(d)
5.50%, 01/15/26 .................. 531 500,069
5.50%, 10/01/27 .................. 252 235,069
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 .................. 106 111,544
5.13%, 10/01/29 .................. 549 550,372
Yum! Brands, Inc., 5.35%, 11/01/43 ....... 115 127,650
21,349,302
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 .................. 30 31,725
4.63%, 08/01/29 .................. 430 426,238
4.63%, 04/01/30 .................. 83 81,547
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 .................. 171 171,641
4.88%, 02/15/30 .................. 377 377,777
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 179,562
Controladora Mabe SA de CV, 5.60%,
10/23/28
(b)
..................... 537 613,959
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 53 55,517
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 184 193,200
KB Home, 4.00%, 06/15/31 ............ 79 80,086
Mattamy Group Corp.
(b)
5.25%, 12/15/27 .................. 74 76,960
4.63%, 03/01/30 .................. 174 176,494

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Household Durables (continued)
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
USD 43 $ 44,398
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
170 178,925
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 235 224,345
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 7 7,420
TRI Pointe Homes, Inc., 5.70%, 06/15/28 ... 37 40,238
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 156 161,265
3,121,297
Household Products — 0.0%
(b)
Central Garden & Pet Co., 4.13%, 04/30/31 .. 160 160,000
Energizer Holdings, Inc., 4.75%, 06/15/28 ... 105 104,869
Spectrum Brands, Inc.
5.00%, 10/01/29 .................. 99 105,682
5.50%, 07/15/30 .................. 63 68,040
438,591
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
5.25%, 06/01/26 .................. 81 83,345
5.13%, 03/15/28 .................. 780 776,100
4.63%, 02/01/29 .................. 66 64,020
5.00%, 02/01/31 .................. 360 352,836
1,276,301
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(d)
....... 220 287,925
Insurance — 0.8%
Acrisure LLC, 6.00%, 08/01/29
(b)
......... 189 185,456
Alliant Holdings Intermediate LLC
(b)
6.75%, 10/15/27 .................. 2,595 2,679,338
5.88%, 11/01/29 .................. 897 901,395
Allianz SE
(a)(b)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ....................... 2,000 2,015,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ....................... 1,000 966,250
Ambac Assurance Corp., 5.10%
(b)(g)
....... 4 5,003
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 328 326,977
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(g)
...... 400 427,632
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... 264 262,020
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
157 154,252
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(d)(g)
.................... 200 197,563
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. 225 236,813
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(d)(g)
.......... 400 401,950
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 208 220,736
HUB International Ltd., 7.00%, 05/01/26
(b)
... 1,157 1,193,156
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.12%, 12/15/51
(a)(b)
........ 850 871,250
NFP Corp.
(b)
4.88%, 08/15/28 .................. 582 590,730
6.88%, 08/15/28 .................. 949 964,130
12,599,651
Interactive Media & Services — 0.0%
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 282 271,425
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.0%
Match Group Holdings II LLC, 3.63%,
10/01/31
(b)
..................... USD 89 $ 86,396
IT Services — 0.2%
(b)
Acuris Finance US, Inc., 5.00%, 05/01/28 ... 331 326,035
Ahead DB Holdings LLC, 6.63%, 05/01/28 .. 96 97,920
Arches Buyer, Inc., 4.25%, 06/01/28 ...... 83 83,669
Austin BidCo, Inc., 7.13%, 12/15/28 ....... 54 55,755
Booz Allen Hamilton, Inc., 4.00%, 07/01/29 .. 298 301,725
CA Magnum Holdings, 5.38%, 10/31/26 .... 312 320,190
Cablevision Lightpath LLC, 5.63%, 09/15/28 . 200 197,692
Endure Digital, Inc., 6.00%, 02/15/29 ...... 90 82,800
ION Trading Technologies SARL, 5.75%,
05/15/28 ...................... 200 205,000
MoneyGram International, Inc., 5.38%,
08/01/26 ...................... 87 87,218
Northwest Fiber LLC
4.75%, 04/30/27 .................. 233 227,466
6.00%, 02/15/28 .................. 155 148,800
10.75%, 06/01/28 ................. 58 63,800
Tempo Acquisition LLC, 5.75%, 06/01/25 ... 114 119,130
2,317,200
Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27
(b)
................. 431 463,325
6.20%, 10/01/40 .................. 74 94,350
5.45%, 11/01/41 .................. 249 293,820
851,495
Machinery — 0.3%
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 46 47,892
Colfax Corp., 6.38%, 02/15/26
(b)
......... 30 31,200
EnPro Industries, Inc., 5.75%, 10/15/26 .... 65 68,006
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 104 105,040
HTA Group Ltd., 7.00%, 12/18/25
(b)
....... 605 629,692
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
.......... 105 111,299
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 45 44,775
OT Merger Corp., 7.88%, 10/15/29
(b)
...... 94 92,590
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... 100 101,875
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 89 95,897
Terex Corp., 5.00%, 05/15/29
(b)
......... 230 234,600
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 991 1,010,969
Titan International, Inc., 7.00%, 04/30/28
(b)
.. 55 56,444
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
400 424,000
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
726 738,923
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 180 175,001
3,968,203
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
....... 269 271,666
Media — 1.2%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 67 69,680
Altice Financing SA
(b)
5.00%, 01/15/28 .................. 429 413,393
5.75%, 08/15/29 .................. 844 830,285
AMC Networks, Inc., 4.25%, 02/15/29 ..... 95 93,575
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 39,780
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 247 256,880
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 .................. 551 570,536
7.50%, 06/01/29 .................. 635 649,525

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ USD 1,867 $ 1,915,075
CSC Holdings LLC
(b)
6.50%, 02/01/29 .................. 290 311,025
5.75%, 01/15/30 .................. 896 884,083
4.50%, 11/15/31 .................. 385 373,027
5.00%, 11/15/31 .................. 215 199,626
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
.. 564 584,671
DISH DBS Corp.
7.75%, 07/01/26 .................. 765 850,106
7.38%, 07/01/28 .................. 62 65,177
5.13%, 06/01/29 .................. 1,073 1,032,763
iHeartCommunications, Inc., 8.38%, 05/01/27 31 33,015
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 .................. 976 1,024,800
5.13%, 07/15/29 .................. 484 487,630
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(b)
83 84,548
News Corp., 3.88%, 05/15/29
(b)
......... 102 103,530
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. 553 561,870
6.50%, 09/15/28 .................. 1,853 1,853,000
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 59 56,197
Sirius XM Radio, Inc.
(b)
4.00%, 07/15/28 .................. 434 437,125
3.88%, 09/01/31 .................. 581 558,126
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 569 601,718
Univision Communications, Inc.
(b)
5.13%, 02/15/25 .................. 574 582,610
6.63%, 06/01/27 .................. 209 226,098
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 369 375,144
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 1,374 1,395,421
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... 200 202,400
Ziggo BV
(b)
5.50%, 01/15/27 .................. 180 184,500
4.88%, 01/15/30 .................. 200 203,375
18,110,314
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(d)
..................... 405 441,450
Allegheny Technologies, Inc.
4.88%, 10/01/29 .................. 83 82,942
5.13%, 10/01/31 .................. 93 92,647
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 200 201,500
Arconic Corp., 6.13%, 02/15/28
(b)
........ 195 205,481
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,280 1,390,400
Constellium SE
(b)
5.88%, 02/15/26 .................. 1,160 1,179,140
5.63%, 06/15/28 .................. 250 262,232
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 1,333 1,676,914
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 61 67,863
JSW Steel Ltd., 5.38%, 04/04/25
(d)
....... 270 283,838
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
.. 218 213,662
Metalloinvest Finance DAC, 3.38%, 10/22/28
(b)
779 777,193
Metinvest BV, 8.50%, 04/23/26
(d)
......... 246 276,719
New Gold, Inc.
(b)
6.38%, 05/15/25 .................. 94 96,585
7.50%, 07/15/27 .................. 590 637,200
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 922 978,357
Novelis Corp.
(b)
4.75%, 01/30/30 .................. 648 673,920
3.88%, 08/15/31 .................. 671 655,097
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Periama Holdings LLC, 5.95%, 04/19/26
(d)
... USD 365 $ 394,656
United States Steel Corp., 6.88%, 03/01/29 .. 340 363,800
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 260 265,200
Vedanta Resources Finance II plc
8.00%, 04/23/23
(d)
................. 800 785,400
13.88%, 01/21/24
(d)
................ 484 523,325
8.95%, 03/11/25
(b)
................. 682 688,820
13,214,341
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... 418 439,025
Oil, Gas & Consumable Fuels — 2.3%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(d)
400 428,575
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 439 471,578
Antero Midstream Partners LP
(b)
7.88%, 05/15/26 .................. 242 264,687
5.75%, 03/01/27 .................. 132 136,290
5.75%, 01/15/28 .................. 33 34,526
5.38%, 06/15/29 .................. 169 176,597
Antero Resources Corp.
(b)
7.63%, 02/01/29 .................. 147 162,803
5.38%, 03/01/30 .................. 81 85,738
Apache Corp.
4.25%, 01/15/30 .................. 163 173,187
5.10%, 09/01/40 .................. 200 224,130
5.25%, 02/01/42 .................. 45 50,625
5.35%, 07/01/49 .................. 36 41,330
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 217 296,747
8.25%, 12/31/28 .................. 105 114,188
5.88%, 06/30/29 .................. 384 388,716
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
. 200 201,063
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24
(d)
..................... 200 209,913
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
72 72,734
BP Capital Markets plc
(a)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... 1,275 1,351,755
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... 1,175 1,279,058
Buckeye Partners LP
4.13%, 03/01/25
(b)
................. 7 7,175
5.85%, 11/15/43 .................. 93 91,689
5.60%, 10/15/44 .................. 117 113,490
Callon Petroleum Co.
6.13%, 10/01/24 .................. 77 75,964
9.00%, 04/01/25
(b)
................. 503 540,725
8.00%, 08/01/28
(b)
................. 443 446,323
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 146 149,285
Chesapeake Energy Corp., 5.88%, 02/01/29
(b)
21 22,312
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 226 229,390
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 171 176,233
6.38%, 06/15/26 .................. 292 300,760
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
76 76,095
CNX Resources Corp., 6.00%, 01/15/29
(b)
... 40 42,200
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 .................. 91 97,142
5.88%, 07/01/29 .................. 256 262,080
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 .................. 99 102,713
6.75%, 03/01/29 .................. 400 430,000

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 01/15/30 .................. USD 269 $ 279,706
Continental Resources, Inc., 4.90%, 06/01/44 193 218,987
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................. 422 431,435
4.50%, 02/09/27
(d)
................. 417 426,359
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 301 313,040
CrownRock LP, 5.63%, 10/15/25
(b)
....... 842 860,945
DCP Midstream Operating LP
6.75%, 09/15/37
(b)
................. 230 307,531
5.60%, 04/01/44 .................. 46 55,200
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 350 352,503
4.38%, 06/15/31 .................. 426 431,606
Enbridge, Inc., Series 16-A, (LIBOR USD 3
Month + 3.89%), 6.00%, 01/15/77
(a)
..... 750 828,815
Energean Israel Finance Ltd., 4.88%,
03/30/26
(b)(d)
.................... 609 617,914
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(g)
........... 879 909,765
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
.. 131 138,904
EnLink Midstream Partners LP
4.85%, 07/15/26 .................. 17 17,680
5.60%, 04/01/44 .................. 99 97,109
5.05%, 04/01/45 .................. 32 30,480
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................. 169 183,365
4.13%, 12/01/26 .................. 16 16,460
6.50%, 07/01/27
(b)
................. 237 263,662
EQT Corp.
3.90%, 10/01/27 .................. 28 29,890
7.50%, 02/01/30
(j)
................. 57 72,972
3.63%, 05/15/31
(b)
................. 41 41,871
Genesis Energy LP
6.50%, 10/01/25 .................. 10 9,857
8.00%, 01/15/27 .................. 98 98,461
7.75%, 02/01/28 .................. 49 48,399
Geopark Ltd., 5.50%, 01/17/27
(b)
......... 200 198,725
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 13 13,195
Greenko Dutch BV, 3.85%, 03/29/26
(d)
..... 394 396,462
Greenko Solar Mauritius Ltd.
(d)
5.55%, 01/29/25 .................. 200 203,750
5.95%, 07/29/26 .................. 200 210,813
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 40 42,000
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 209 209,000
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26
(d)
.. 200 207,313
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 341 354,640
India Green Energy Holdings
5.38%, 04/29/24
(b)
................. 550 569,422
5.38%, 04/29/24
(d)
................. 250 258,828
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)
..................... 200 213,000
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 282 282,705
Matador Resources Co., 5.88%, 09/15/26 ... 535 552,446
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
..................... 260 253,175
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
. 400 427,625
Mongolian Mining Corp., 9.25%, 04/15/24
(d)
.. 250 222,078
Murphy Oil Corp., 6.37%, 12/01/42
(j)
...... 11 11,170
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 770 749,784
6.50%, 09/30/26 .................. 882 857,163
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
USD 132 $ 133,857
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 174 250,098
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
374 402,050
NuStar Logistics LP
5.75%, 10/01/25 .................. 69 73,830
6.00%, 06/01/26 .................. 82 87,125
6.38%, 10/01/30 .................. 17 18,631
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 39 43,875
5.50%, 12/01/25 .................. 82 90,200
5.55%, 03/15/26 .................. 30 33,112
3.00%, 02/15/27 .................. 4 4,000
8.88%, 07/15/30 .................. 24 32,520
4.30%, 08/15/39 .................. 226 227,130
6.20%, 03/15/40 .................. 826 1,000,753
4.50%, 07/15/44 .................. 160 161,600
4.63%, 06/15/45 .................. 254 262,890
6.60%, 03/15/46 .................. 8 10,236
4.40%, 04/15/46 .................. 311 314,659
4.10%, 02/15/47 .................. 59 57,525
4.20%, 03/15/48 .................. 347 338,162
4.40%, 08/15/49 .................. 68 67,980
Oil and Gas Holding Co. BSCC (The), 7.63%,
11/07/24
(d)
..................... 452 488,951
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 449 459,102
Ovintiv Exploration, Inc., 5.38%, 01/01/26 ... 20 22,274
Ovintiv, Inc.
7.38%, 11/01/31 .................. 60 81,247
6.50%, 08/15/34 .................. 32 43,182
Parkland Corp., 5.88%, 07/15/27
(b)
....... 118 124,638
PDC Energy, Inc.
6.13%, 09/15/24 .................. 53 53,729
6.25%, 12/01/25 .................. 48 48,960
Petrobras Global Finance BV
5.30%, 01/27/25 .................. 165 178,922
6.00%, 01/27/28 .................. 225 244,687
Puma International Financing SA, 5.00%,
01/24/26
(b)
..................... 766 769,495
Range Resources Corp.
4.88%, 05/15/25 .................. 49 51,082
9.25%, 02/01/26 .................. 36 38,880
ReNew Power Ltd., 6.45%, 09/27/22
(d)
..... 500 510,094
ReNew Power Synthetic, 6.67%, 03/12/24
(d)
.. 200 208,975
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. 268 274,968
Santos Finance Ltd., 5.25%, 03/13/29
(d)
.... 200 222,466
SM Energy Co.
10.00%, 01/15/25
(b)
................ 517 575,162
5.63%, 06/01/25 .................. 60 60,150
6.75%, 09/15/26 .................. 97 99,425
6.50%, 07/15/28 .................. 71 74,550
Southwestern Energy Co.
8.38%, 09/15/28 .................. 40 44,600
5.38%, 02/01/29
(b)
................. 495 522,225
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
..................... 88 88,460
Sunoco LP, 6.00%, 04/15/27 ........... 4 4,190
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
. 576 592,900
Targa Resources Partners LP
5.88%, 04/15/26 .................. 16 16,705
5.50%, 03/01/30 .................. 249 273,661
4.88%, 02/01/31 .................. 155 167,126
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. 623 633,902
4.13%, 08/15/31 .................. 565 584,747
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
477 512,179

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
5.45%, 04/01/44 .................. USD 129 $ 151,376
5.30%, 03/01/48 .................. 507 590,655
5.50%, 08/15/48 .................. 39 46,558
6.50%, 02/01/50
(j)
................. 749 896,538
36,011,020
Paper & Forest Products — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31 .................. 258 257,355
3.13%, 01/15/32 .................. 344 324,220
581,575
Pharmaceuticals — 0.4%
(b)
Bausch Health Cos., Inc.
7.00%, 01/15/28 .................. 558 565,050
5.00%, 01/30/28 .................. 200 184,604
4.88%, 06/01/28 .................. 270 278,046
5.00%, 02/15/29 .................. 390 357,825
6.25%, 02/15/29 .................. 269 260,594
7.25%, 05/30/29 .................. 340 344,594
5.25%, 01/30/30 .................. 769 694,041
5.25%, 02/15/31 .................. 145 130,323
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28 ...................... 200 206,125
Endo DAC, 9.50%, 07/31/27 ........... 499 495,257
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29 ...................... 361 355,585
Jazz Securities DAC, 4.38%, 01/15/29 ..... 403 414,082
Organon & Co., 5.13%, 04/30/31 ........ 470 484,772
P&L Development LLC, 7.75%, 11/15/25 .... 205 209,869
Par Pharmaceutical, Inc., 7.50%, 04/01/27 .. 881 888,709
5,869,476
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 .... 56 56,840
CoreLogic, Inc., 4.50%, 05/01/28 ........ 449 443,643
Jaguar Holding Co. II/PPD Development LP,
5.00%, 06/15/28 ................. 319 342,128
Science Applications International Corp.,
4.88%, 04/01/28 ................. 81 83,430
926,041
Real Estate Management & Development — 1.7%
Agile Group Holdings Ltd.
(d)
5.75%, 01/02/25 .................. 518 393,680
6.05%, 10/13/25 .................. 280 210,000
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 747 778,981
Celulosa Arauco y Constitucion SA, 4.20%,
01/29/30
(d)
..................... 200 211,940
Central China Real Estate Ltd.
(d)
6.88%, 08/08/22 .................. 200 136,000
7.25%, 04/24/23 .................. 350 199,500
7.65%, 08/27/23 .................. 200 106,062
CFLD Cayman Investment Ltd.
(c)(d)(f)
8.63%, 02/28/21 .................. 200 68,063
6.92%, 06/16/22 .................. 408 138,847
6.90%, 01/13/23 .................. 618 217,188
8.60%, 04/08/24 .................. 200 70,288
China Aoyuan Group Ltd.
(d)
7.95%, 02/19/23 .................. 600 258,000
6.35%, 02/08/24 .................. 365 146,000
5.98%, 08/18/25 .................. 265 103,350
6.20%, 03/24/26 .................. 200 78,000
China Evergrande Group
(c)(d)(f)
9.50%, 04/11/22 .................. 272 69,360
11.50%, 01/22/23 ................. 390 92,625
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
10.00%, 04/11/23 ................. USD 733 $ 175,920
12.00%, 01/22/24 ................. 822 195,225
10.50%, 04/11/24 ................. 250 61,875
China SCE Group Holdings Ltd.
(d)
7.25%, 04/19/23 .................. 400 352,000
7.38%, 04/09/24 .................. 541 469,318
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 .................. 411 398,670
6.00%, 07/16/25 .................. 434 420,031
Country Garden Holdings Co. Ltd.
(d)
5.40%, 05/27/25 .................. 639 627,817
6.15%, 09/17/25 .................. 600 600,060
4.80%, 08/06/30 .................. 560 530,600
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 179 191,083
Easy Tactic Ltd.
(d)
8.63%, 02/27/24 .................. 1,000 530,000
8.13%, 07/11/24 .................. 200 106,000
Fantasia Holdings Group Co. Ltd.
(c)(d)(f)
15.00%, 12/18/21 ................. 400 126,000
11.75%, 04/17/22 ................. 600 189,000
12.25%, 10/18/22 ................. 400 126,000
10.88%, 01/09/23 ................. 218 68,670
11.88%, 06/01/23 ................. 300 94,500
9.25%, 07/28/23 .................. 600 189,000
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
83 86,361
Gemdale Ever Prosperity Investment Ltd.,
4.95%, 07/26/22
(d)
................ 200 198,552
Global Prime Capital Pte. Ltd.
(d)
5.50%, 10/18/23 .................. 200 201,850
5.95%, 01/23/25 .................. 204 208,144
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 .................. 299 313,576
4.13%, 02/01/29 .................. 118 118,119
4.38%, 02/01/31 .................. 256 256,057
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(c)(d)(f)
200 105,562
Kaisa Group Holdings Ltd.
(d)
8.50%, 06/30/22 .................. 200 67,000
11.95%, 10/22/22 ................. 412 140,080
11.50%, 01/30/23 ................. 700 210,000
10.88%, 07/23/23 ................. 790 237,000
9.75%, 09/28/23 .................. 624 193,440
11.95%, 11/12/23 ................. 200 57,100
11.70%, 11/11/25 ................. 200 56,000
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 112 112,700
KWG Group Holdings Ltd.
(d)
5.88%, 11/10/24 .................. 200 151,000
5.95%, 08/10/25 .................. 550 412,500
Logan Group Co. Ltd.
(d)
6.50%, 07/16/23 .................. 500 475,000
6.90%, 06/09/24 .................. 200 188,000
5.75%, 01/14/25 .................. 400 369,000
5.25%, 10/19/25 .................. 200 178,500
MAF Sukuk Ltd., 4.64%, 05/14/29
(d)
....... 665 747,626
Modern Land China Co. Ltd.
(c)(d)(f)
12.85%, 10/25/21 ................. 200 50,000
9.80%, 04/11/23 .................. 200 44,000
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(c)(d)(f)
................... 400 180,950
New Metro Global Ltd.
(d)
6.50%, 05/20/22 .................. 251 235,940
6.80%, 08/05/23 .................. 208 192,400
4.80%, 12/15/24 .................. 335 291,450

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.12%
(a)(d)(g)
.............. USD 1,089 $ 1,064,498
Powerlong Real Estate Holdings Ltd.
(d)
7.13%, 11/08/22 .................. 400 378,000
6.25%, 08/10/24 .................. 212 192,390
Realogy Group LLC
(b)
7.63%, 06/15/25 .................. 22 23,506
5.75%, 01/15/29 .................. 217 224,866
Redsun Properties Group Ltd.
(d)
9.95%, 04/11/22 .................. 400 302,075
10.50%, 10/03/22 ................. 712 498,400
7.30%, 01/13/25 .................. 471 249,630
RKPF Overseas 2019 A Ltd.
(d)
6.70%, 09/30/24 .................. 200 187,000
5.90%, 03/05/25 .................. 200 182,000
6.00%, 09/04/25 .................. 630 570,150
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(d)
200 173,000
Ronshine China Holdings Ltd.
(d)
10.50%, 03/01/22 ................. 200 100,063
8.75%, 10/25/22 .................. 500 220,156
8.95%, 01/22/23 .................. 615 264,642
8.10%, 06/09/23 .................. 200 84,062
Scenery Journey Ltd.
(c)(d)(f)
11.50%, 10/24/22 ................. 950 192,375
13.00%, 11/06/22 ................. 733 159,428
12.00%, 10/24/23 ................. 626 126,765
Seazen Group Ltd.
(d)
6.45%, 06/11/22 .................. 200 188,500
6.00%, 08/12/24 .................. 272 238,680
Shimao Group Holdings Ltd.
(d)
5.60%, 07/15/26 .................. 200 184,100
3.45%, 01/11/31 .................. 500 419,750
Shui On Development Holding Ltd.
6.15%, 08/24/24
(d)
................. 835 795,598
Sunac China Holdings Ltd.
(d)
7.95%, 10/11/23 .................. 300 223,594
7.50%, 02/01/24 .................. 513 377,215
6.65%, 08/03/24 .................. 400 286,125
7.00%, 07/09/25 .................. 472 330,400
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(d)
... 200 212,000
Times China Holdings Ltd.
(d)
6.75%, 07/16/23 .................. 350 287,000
6.75%, 07/08/25 .................. 752 575,280
6.20%, 03/22/26 .................. 200 148,000
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
..................... 250 235,078
Wanda Properties Overseas Ltd., 6.88%,
07/23/23
(d)
..................... 200 188,750
Yango Justice International Ltd.
(d)
10.00%, 02/12/23 ................. 450 123,750
8.25%, 11/25/23 .................. 472 94,400
7.88%, 09/04/24 .................. 290 58,000
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
. 660 663,300
Yuzhou Group Holdings Co. Ltd.
(d)
6.00%, 10/25/23 .................. 200 98,000
8.50%, 02/26/24 .................. 700 301,000
8.38%, 10/30/24 .................. 200 86,000
8.30%, 05/27/25 .................. 200 84,000
7.85%, 08/12/26 .................. 200 82,000
6.35%, 01/13/27 .................. 600 240,000
Zhenro Properties Group Ltd.
(d)
8.70%, 08/03/22 .................. 200 144,000
9.15%, 05/06/23 .................. 200 130,000
8.30%, 09/15/23 .................. 418 271,700
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.63%, 01/07/26 .................. USD 255 $ 147,900
27,214,686
Road & Rail — 0.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. 200 201,822
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
82 86,305
DAE Funding LLC, 3.38%, 03/20/28
(b)
..... 440 448,250
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. 214 216,675
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(d)
..................... 200 215,468
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 .................. 596 635,318
8.00%, 11/01/26 .................. 840 894,096
7.50%, 09/15/27 .................. 352 385,035
6.25%, 01/15/28 .................. 156 167,513
4.50%, 08/15/29 .................. 383 385,461
3,635,943
Software — 0.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 176 183,920
Ascend Learning LLC
6.88%, 08/01/25
(b)
................. 1,690 1,719,575
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 .................. 260 276,900
9.13%, 03/01/26 .................. 596 622,820
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 153 159,885
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 .................. 319 315,411
4.88%, 07/01/29 .................. 683 680,063
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 .................. 59 60,254
6.50%, 10/15/28 .................. 77 80,080
Elastic NV, 4.13%, 07/15/29
(b)
.......... 304 302,445
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 200 197,500
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 223 228,827
NCR Corp.
(b)
5.00%, 10/01/28 .................. 70 70,875
5.13%, 04/15/29 .................. 124 126,800
6.13%, 09/01/29 .................. 235 252,481
5.25%, 10/01/30 .................. 181 186,430
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 287 274,085
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 1,305 1,352,306
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
154 153,038
7,243,695
Specialty Retail — 0.5%
Arko Corp., 5.13%, 11/15/29
(b)
.......... 149 145,439
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 41 41,718
4.75%, 03/01/30 .................. 10 10,200
Carvana Co.
(b)
5.50%, 04/15/27 .................. 210 211,575
4.88%, 09/01/29 .................. 183 177,052
eG Global Finance plc
(b)
6.75%, 02/07/25 .................. 600 614,250
8.50%, 10/30/25 .................. 200 207,000
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 21 21,004
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 193 190,587
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 200 195,913
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 82,013
L Brands, Inc., 6.63%, 10/01/30
(b)
........ 73 81,669
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 394 382,613
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 240 246,437
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
...... 108 111,915
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 88 92,704

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
PetSmart, Inc.
(b)
4.75%, 02/15/28 .................. USD 271 $ 278,453
7.75%, 02/15/29 .................. 1,253 1,354,142
Sonic Automotive, Inc.
(b)
4.63%, 11/15/29 .................. 78 78,226
4.88%, 11/15/31 .................. 78 78,000
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 361 375,891
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 .................. 358 365,983
6.13%, 07/01/29 .................. 501 515,404
Staples, Inc.
(b)
7.50%, 04/15/26 .................. 885 894,549
10.75%, 04/15/27 ................. 176 168,080
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
586 618,157
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 698 720,685
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
............ 161 162,782
8,422,441
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. 120 121,500
4.13%, 08/15/31 .................. 162 163,012
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(c)(d)
(f)
.......................... 200 37,225
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
83 81,947
403,684
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 488 534,360
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 153 137,454
Ladder Capital Finance Holdings LLLP, 4.75%,
06/15/29
(b)
..................... 112 112,840
MGIC Investment Corp., 5.25%, 08/15/28 ... 105 111,713
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 .................. 262 273,790
5.50%, 08/15/28 .................. 269 275,725
5.13%, 12/15/30 .................. 104 104,816
1,550,698
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 .................. 57 58,656
9.75%, 08/01/27 .................. 27 30,409
5.50%, 05/01/28 .................. 264 264,660
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 150 145,220
Imola Merger Corp., 4.75%, 05/15/29 ...... 512 526,054
WESCO Distribution, Inc., 7.25%, 06/15/28 .. 256 282,345
1,307,344
Transportation Infrastructure — 0.1%
(d)(g)
DP World Salaam, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.75%), 6.00%
(a)
................. 698 764,964
Royal Capital BV, 5.88% ............. 200 202,350
967,314
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... 55 58,009
Wireless Telecommunication Services — 0.6%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 2,697 2,798,138
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(d)(g)
............... 340 345,206
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Kenbourne Invest SA
(b)
6.88%, 11/26/24 .................. USD 681 $ 711,645
4.70%, 01/22/28 .................. 200 199,000
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(i)
.......... 276 226,859
Millicom International Cellular SA
5.13%, 01/15/28
(d)
................. 474 493,361
4.50%, 04/27/31
(b)
................. 560 574,280
VEON Holdings BV, 4.00%, 04/09/25
(b)
..... 452 468,385
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
706 709,530
Vodafone Group plc
(a)
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79 ..................... 955 1,154,675
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81 ................ 550 550,259
VTR Comunicaciones SpA
(b)
5.13%, 01/15/28 .................. 200 207,787
4.38%, 04/15/29 .................. 450 452,391
8,891,516
Total Corporate Bonds — 23.4%
(Cost: $373,111,227) .............................. 365,771,457
Equity-Linked Notes — 23.1%
Air Freight & Logistics — 0.3%
BNP Paribas SA (United Parcel Service, Inc.),
11.74%, 12/17/21 ................. 6 1,199,909
Royal Bank of Canada (FedEx Corp.),
12.15%, 11/23/21
(b)
................ 12 2,879,952
4,079,861
Automobiles — 0.5%
Credit Suisse AG (General Motors Co.),
12.75%, 11/23/21 ................. 57 3,080,122
Royal Bank of Canada (Volkswagen AG),
15.13%, 11/10/21
(b)
................ EUR 10 2,476,062
Societe Generale SA (Ford Motor Co.),
19.03%, 02/02/22 ................. USD 174 2,924,687
8,480,871
Banks — 2.0%
Barclays Bank plc (Bank of America Corp.),
13.96%, 12/09/21 ................. 40 1,859,825
Citigroup Global Markets Holdings, Inc. (Bank
of America Corp.), 13.36%, 11/18/21
(b)
.... 60 2,809,625
Citigroup Global Markets Holdings, Inc. (Fifth
Third Bancorp), 12.30%, 12/15/21
(b)
..... 10 414,867
Citigroup Global Markets Holdings,
Inc. (JPMorgan Chase & Co.),
12.55%, 11/18/21
(b)
................ 16 2,693,751
Credit Suisse AG (Citigroup, Inc.),
15.60%, 12/09/21 ................. 21 1,495,311
Credit Suisse AG (Citizens Financial Group,
Inc.)
16.60%, 11/23/21 ................. 40 1,854,282
12.90%, 01/20/22 ................. 21 1,003,490
Credit Suisse AG (JPMorgan Chase & Co.),
8.45%, 12/09/21 .................. 16 2,653,496
Goldman Sachs International (First Republic
Bank), 11.95%, 12/09/21 ............. 3 727,879
Goldman Sachs International (JPMorgan Chase
& Co.), 11.00%, 01/13/22 ............ 23 3,921,802
Goldman Sachs International (Wells Fargo &
Co.), 18.35%, 12/09/21 .............. 18 842,600
Royal Bank of Canada (Bank of America Corp.),
13.63%, 11/01/21
(b)
................ 28 1,230,742

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Royal Bank of Canada (Citigroup, Inc.),
12.20%, 11/01/21
(b)
................ USD 21 $ 1,520,421
Royal Bank of Canada (First Republic Bank),
12.26%, 11/03/21
(b)
................ 6 1,217,899
Royal Bank of Canada (JPMorgan Chase &
Co.), 11.03%, 11/01/21
(b)
............. 24 4,094,635
Royal Bank of Canada (Truist Financial Corp.),
14.35%, 12/13/21
(b)
................ 16 1,019,652
Royal Bank of Canada (Wells Fargo & Co.),
13.14%, 11/01/21
(b)
................ 24 1,236,253
30,596,530
Beverages — 0.5%
Credit Suisse AG (Anheuser-Busch InBev SA),
14.20%, 11/10/21 ................. EUR 19 1,121,617
Nomura Holdings, Inc. (Coca-Cola Co. (The)),
9.26%, 12/20/21 .................. USD 106 5,894,624
7,016,241
Biotechnology — 0.4%
BNP Paribas SA (AbbVie, Inc.),
8.34%, 12/23/21 .................. 34 3,928,343
Societe Generale SA (AbbVie, Inc.),
8.47%, 12/10/21 .................. 18 2,020,227
5,948,570
Building Products — 0.1%
BNP Paribas SA (Owens Corning),
16.26%, 12/20/21 ................. 9 858,153
Capital Markets — 1.1%
Barclays Bank plc (State Street Corp.),
11.45%, 12/15/21 ................. 7 644,749
BNP Paribas Issuance BV (Goldman Sachs
Group, Inc.), 12.62%, 12/23/21 ........ 7 2,939,560
BNP Paribas SA (Nasdaq, Inc.),
9.21%, 12/16/21 .................. 3 652,833
BNP Paribas SA (S&P Global, Inc.),
8.51%, 12/17/21 .................. 3 1,223,792
Citigroup Global Markets Holdings,
Inc. (Charles Schwab Corp. (The)),
15.33%, 12/13/21
(b)
................ 12 1,019,848
JPMorgan Structured Products BV (Bank
of New York Mellon Corp. (The)),
12.36%, 12/15/21
(b)(d)
............... 7 430,742
JPMorgan Structured Products BV (Morgan
Stanley), 11.82%, 11/16/21
(b)(d)
......... 14 1,395,952
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The))
13.14%, 11/01/21
(b)
................ 5 1,958,931
12.96%, 12/13/21
(b)
................ 4 1,605,553
Royal Bank of Canada (Morgan Stanley),
16.53%, 12/09/21
(b)
................ 18 1,826,103
Royal Bank of Canada (S&P Global, Inc.),
10.77%, 11/18/21
(b)
................ 6 2,845,636
16,543,699
Chemicals — 0.6%
Barclays Bank plc (Dow, Inc.),
20.62%, 12/10/21 ................. 47 2,644,053
Barclays Bank plc (Ecolab, Inc.),
5.68%, 12/17/21 .................. 4 986,211
BNP Paribas Issuance BV (LyondellBasell
Industries NV), 17.05%, 12/23/21 ....... 17 1,572,365
BNP Paribas SA (Sherwin-Williams Co. (The)),
6.49%, 12/17/21 .................. 3 808,251
Royal Bank of Canada (LyondellBasell
Industries NV), 13.58%, 11/23/21
(b)
...... 24 2,279,736
Security
Par (000)
Par (000) Value
Chemicals (continued)
Royal Bank of Canada (Mosaic Co. (The)),
16.28%, 11/02/21
(b)
................ USD 19 $ 667,411
8,958,027
Communications Equipment — 0.1%
Royal Bank of Canada (Cisco Systems, Inc.),
8.12%, 11/09/21
(b)
................. 26 1,467,261
Construction Materials — 0.0%
Credit Suisse AG (Vulcan Materials Co.),
10.60%, 11/08/21 ................. 3 631,048
Consumer Finance — 0.2%
Barclays Bank plc (Synchrony Financial),
18.66%, 12/15/21 ................. 16 772,853
Nomura Holdings, Inc. (Capital One Financial
Corp.), 13.04%, 12/20/21 ............ 19 2,934,583
3,707,436
Diversified Consumer Services — 1.4%
Barclays Bank plc (Russell 2000 Index)
7.12%, 11/08/21 .................. 3 5,891,824
8.37%, 11/26/21 .................. 3 5,882,031
8.28%, 12/13/21 .................. 2 5,092,998
6.83%, 12/20/21 .................. 2 5,092,998
21,959,851
Diversified Telecommunication Services — 0.4%
BNP Paribas SA (CCO Holdings LLC),
10.27%, 01/14/22 ................. 4 2,360,973
Citigroup Global Markets Holdings, Inc. (Verizon
Communications, Inc.), 6.88%, 01/25/22
(b)
. 78 4,164,744
6,525,717
Electric Utilities — 0.1%
Citigroup Global Markets Holdings, Inc.
(NextEra Energy Capital Holdings, Inc.),
9.53%, 12/16/21
(b)
................. 18 1,490,176
Electronic Equipment, Instruments & Components — 0.1%
BNP Paribas SA (Flex Ltd.), 12.41%, 11/01/21
(b)
30 506,003
Goldman Sachs International (Flex Ltd.),
17.14%, 02/02/22 ................. 25 430,765
Royal Bank of Canada (Zebra Technologies
Corp.), 13.04%, 11/23/21
(b)
........... 2 997,730
1,934,498
Energy Equipment & Services — 0.0%
Citigroup Global Markets Holdings, Inc.
(Halliburton Co.), 18.11%, 12/15/21
(b)
.... 24 604,292
Entertainment — 0.3%
Citigroup Global Markets Holdings, Inc. (Netflix,
Inc.), 13.40%, 12/16/21
(b)
............ 2 1,320,398
Merrill Lynch International & Co. (Netflix, Inc.),
13.29%, 12/01/21 ................. 4 2,533,045
Royal Bank of Canada (Walt Disney Co. (The)),
10.72%, 11/12/21
(b)
................ 8 1,300,795
5,154,238
Equity Real Estate Investment Trusts (REITs) — 0.4%
Barclays Bank plc (Crown Castle International
Corp.), 8.70%, 12/10/21
(a)
............ 15 2,758,615
Goldman Sachs International (Invitation Homes,
Inc.), 11.08%, 12/22/21 .............. 38 1,580,518
Goldman Sachs International (VICI Properties,
Inc.), 11.96%, 02/02/22 .............. 49 1,454,071
Royal Bank of Canada (Prologis, Inc.),
6.56%, 12/13/21
(b)
................. 7 1,035,505
6,828,709

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.1%
Credit Suisse AG (Walgreens Boots Alliance,
Inc.), 16.60%, 12/09/21 .............. USD 8 $ 369,603
Royal Bank of Canada (Walmart, Inc.),
7.80%, 11/17/21
(b)
................. 13 1,828,306
2,197,909
Food Products — 0.4%
BNP Paribas SA (Archer-Daniels-Midland Co.),
12.32%, 12/17/21 ................. 9 602,546
BNP Paribas SA (Conagra Brands, Inc.),
14.10%, 11/03/21 ................. 35 1,125,662
BNP Paribas SA (Kraft Heinz Co. (The)),
15.87%, 12/20/21 ................. 49 1,767,402
Credit Suisse AG (Mondelez International, Inc.),
9.35%, 11/23/21 .................. 51 3,129,501
6,625,111
Health Care Equipment & Supplies — 0.8%
BNP Paribas SA (Abbott Laboratories),
6.18%, 12/16/21 .................. 21 2,606,772
BNP Paribas SA (Boston Scientific Corp.),
8.87%, 12/20/21 .................. 63 2,740,847
JPMorgan Structured Products BV (Danaher
Corp.), 10.79%, 12/10/21
(b)(d)
.......... 13 3,941,849
Societe Generale SA (Align Technology, Inc.),
13.67%, 02/02/22 ................. 4 2,728,155
12,017,623
Health Care Providers & Services — 0.5%
Credit Suisse AG (UnitedHealth Group, Inc.),
8.00%, 12/09/21 .................. 9 4,166,609
Goldman Sachs International (Laboratory Corp
of America Holdings), 14.04%, 12/22/21 .. 6 1,571,133
Royal Bank of Canada (AmerisourceBergen
Corp.), 9.36%, 11/05/21
(b)
............ 5 597,703
Royal Bank of Canada (McKesson Corp.),
12.29%, 11/23/21
(b)
................ 8 1,559,340
7,894,785
Hotels, Restaurants & Leisure — 1.1%
Barclays Bank plc (Airbnb, Inc.),
14.00%, 11/16/21 ................. 16 2,663,798
BNP Paribas SA (McDonald's Corp.),
5.37%, 11/09/21 .................. 7 1,801,086
Credit Suisse AG (Domino's Pizza, Inc.),
9.05%, 12/09/21 .................. 1 395,506
Goldman Sachs International (Yum! Brands,
Inc.), 9.06%, 12/22/21 .............. 16 1,967,050
JPMorgan Structured Products BV (Darden
Restaurants, Inc.), 15.10%, 11/08/21
(b)(d)
.. 14 2,038,519
Nomura Holdings, Inc. (McDonald's Corp.),
8.39%, 12/20/21 .................. 24 5,877,009
Royal Bank of Canada (Wendy's Co. (The)),
12.82%, 11/23/21
(b)
................ 23 505,899
Societe Generale SA (Aramark),
21.54%, 11/17/21 ................. 19 636,344
Societe Generale SA (Starbucks Corp.),
10.63%, 11/17/21 ................. 10 1,096,984
16,982,195
Household Durables — 0.4%
Barclays Bank plc (Lennar Corp.),
14.10%, 11/08/21 ................. 21 2,151,619
BNP Paribas Issuance BV (Newell Brands,
Inc.), 16.79%, 12/23/21 .............. 26 589,666
Goldman Sachs International (Tempur Sealy
International, Inc.), 15.07%, 12/22/21 .... 14 637,657
JPMorgan Structured Products BV (DFS
Furniture PLC), 13.20%, 12/10/21
(b)(d)
.... 16 1,799,848
Security
Par (000)
Par (000) Value
Household Durables (continued)
JPMorgan Structured Products BV (DR Horton,
Inc.), 11.86%, 11/10/21
(b)(d)
............ USD 10 $ 936,190
6,114,980
Household Products — 0.0%
BNP Paribas SA (Kimberly-Clark Corp.),
9.47%, 12/17/21 .................. 5 594,008
Industrial Conglomerates — 0.1%
Barclays Bank plc (3M Co.), 10.24%, 12/17/21 4 799,962
BNP Paribas SA (General Electric Co.),
14.85%, 12/17/21 ................. 11 1,195,894
1,995,856
Insurance — 0.8%
Citigroup Global Markets Holdings, Inc.
(MetLife, Inc.), 15.07%, 11/23/21
(b)
...... 43 2,697,818
JPMorgan Structured Products BV (Progressive
Corp. (The)), 6.77%, 12/10/21
(b)(d)
....... 25 2,350,115
Nomura Holdings, Inc. (Marsh & Mclennan
Companies, Inc.), 6.54%, 12/31/21 ...... 22 3,713,398
Royal Bank of Canada (Berkshire Hathaway),
6.50%, 11/18/21
(b)
................. 14 3,904,919
12,666,250
Interactive Media & Services — 0.9%
BNP Paribas SA (Meta Platforms, Inc.),
19.40%, 12/17/21 ................. 7 2,086,093
Citigroup Global Markets Holdings, Inc.
(Alphabet, Inc.), 9.44%, 12/01/21
(b)
...... 2 5,053,771
Merrill Lynch International & Co. (Alphabet,
Inc.), 9.72%, 12/20/21 .............. 1 3,863,066
Royal Bank of Canada (Alphabet, Inc.),
10.97%, 11/17/21
(b)
................ 1 3,127,136
14,130,066
Internet & Direct Marketing Retail — 0.6%
BNP Paribas SA (Amazon.com, Inc.),
9.29%, 01/14/22 .................. 1 3,912,944
JPMorgan Structured Products BV (Amazon.
com, Inc.), 8.60%, 12/01/21
(b)(d)
........ 2 5,693,251
9,606,195
IT Services — 0.8%
Credit Suisse AG (Global Payments, Inc.),
13.30%, 11/23/21 ................. 19 2,730,607
Goldman Sachs International (Mastercard, Inc.),
9.15%, 12/22/21 .................. 12 3,922,941
JPMorgan Structured Products BV (PayPal
Holdings, Inc.), 9.06%, 11/02/21
(b)(d)
..... 11 2,620,361
Royal Bank of Canada (Square, Inc.),
15.89%, 11/23/21
(b)
................ 11 2,725,728
11,999,637
Leisure Products — 0.0%
Societe Generale SA (Hasbro, Inc.),
16.16%, 12/17/21 ................. 7 628,969
Machinery — 0.8%
BNP Paribas SA (Colfax Corp.),
13.82%, 11/01/21
(b)
................ 12 585,161
Goldman Sachs International (Caterpillar, Inc.),
12.96%, 12/22/21 ................. 16 3,341,533
Goldman Sachs International (Deere & Co.),
10.75%, 12/22/21 ................. 11 3,932,071
JPMorgan Structured Products BV (Parker-
Hannifin Corp.), 10.02%, 11/02/21
(b)(d)
.... 9 2,619,501
Merrill Lynch International & Co. (Ingersoll
Rand, Inc.), 12.54%, 11/02/21 ......... 27 1,478,001

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
Societe Generale SA (Otis Worldwide Corp.),
11.30%, 12/17/21 ................. USD 8 $ 616,248
12,572,515
Media — 0.2%
Barclays Bank plc (Omnicom Group, Inc.),
7.86%, 12/16/21 .................. 9 588,425
Citigroup Global Markets Holdings, Inc.
(Comcast Corp.), 13.18%, 12/01/21
(b)
.... 41 2,137,522
Societe Generale SA (ViacomCBS, Inc.),
19.12%, 11/05/21 ................. 15 534,837
3,260,784
Metals & Mining — 0.3%
Barclays Bank plc (Freeport-McMoRan, Inc.),
27.91%, 12/10/21 ................. 72 2,726,419
HSBC Bank plc (ArcelorMittal SA),
12.40%, 11/10/21 ................. EUR 63 2,115,523
4,841,942
Oil, Gas & Consumable Fuels — 0.8%
BNP Paribas Issuance BV (Chevron Corp.),
14.76%, 12/23/21 ................. USD 34 3,923,933
Credit Suisse AG (Chevron Corp.),
17.95%, 11/23/21 ................. 18 2,030,840
Credit Suisse AG (ConocoPhillips),
16.45%, 11/18/21 ................. 27 1,997,909
Credit Suisse AG (Exxon Mobil Corp.),
20.45%, 11/18/21 ................. 31 1,991,438
Royal Bank of Canada (Williams Cos., Inc.
(The)), 10.91%, 11/23/21
(b)
........... 76 2,034,590
11,978,710
Personal Products — 0.1%
Royal Bank of Canada (Estee Lauder Cos., Inc.
(The)), 13.30%, 11/03/21
(b)
........... 5 1,453,000
Pharmaceuticals — 0.8%
BNP Paribas SA (Eli Lilly & Co.),
16.03%, 12/17/21 ................. 10 2,499,813
JPMorgan Structured Products BV (Johnson &
Johnson), 7.19%, 12/15/21
(b)(d)
......... 34 5,573,026
JPMorgan Structured Products BV (Merck &
Co, Inc.), 8.04%, 12/10/21
(b)(d)
......... 24 2,038,578
JPMorgan Structured Products BV (Pfizer, Inc.),
17.91%, 12/10/21
(b)(d)
............... 55 2,381,178
12,492,595
Road & Rail — 0.1%
BNP Paribas SA (XPO Logistics, Inc.),
11.50%, 11/03/21
(b)
................. 12 1,073,664
Semiconductors & Semiconductor Equipment — 0.8%
Barclays Bank plc (Texas Instruments, Inc.),
15.06%, 11/03/21 ................. 10 1,931,058
Credit Suisse AG (QUALCOMM, Inc.),
12.05%, 11/03/21 ................. 14 1,818,578
Nomura Holdings, Inc. (KLA Corp.),
15.91%, 02/02/22 ................. 8 2,731,638
Royal Bank of Canada (Applied Materials, Inc.),
14.44%, 11/16/21
(b)
................ 12 1,601,303
Royal Bank of Canada (NVIDIA Corp.),
13.84%, 11/16/21
(b)
................ 14 3,393,941
Royal Bank of Canada (Skyworks Solutions,
Inc.), 14.01%, 11/02/21
(b)
............. 3 494,479
11,970,997
Security
Par (000)
Par (000) Value
Software — 1.8%
Citigroup Global Markets Holdings, Inc.
(DocuSign, Inc.), 13.47%, 12/01/21
(b)
.... USD 11 $ 3,159,224
Goldman Sachs International (salesforce.com,
Inc.), 10.73%, 12/01/21 .............. 8 2,149,736
Merrill Lynch International & Co. (Microsoft
Corp.)
7.57%, 11/17/21 .................. 27 8,471,312
8.06%, 12/20/21 .................. 30 9,797,208
Societe Generale SA (Adobe, Inc.),
9.06%, 11/08/21 .................. 7 4,760,484
28,337,964
Specialty Retail — 0.6%
Goldman Sachs International (O'Reilly
Automotive, Inc.), 8.82%, 12/22/21 ...... 4 2,655,728
JPMorgan Structured Products BV (Gap, Inc.
(The)), 20.85%, 11/24/21
(b)(d)
.......... 38 870,485
Royal Bank of Canada (Home Depot, Inc.
(The)), 10.84%, 11/17/21
(b)
........... 6 2,205,807
Societe Generale SA (AutoZone, Inc.),
10.57%, 11/08/21 ................. 2 3,213,451
Societe Generale SA (RH), 20.19%, 12/09/21 . 1 986,657
9,932,128
Technology Hardware, Storage & Peripherals — 0.9%
BNP Paribas SA (Apple, Inc.),
10.10%, 01/14/22 ................. 26 3,932,787
Goldman Sachs International (Apple, Inc.),
13.35%, 11/22/21 ................. 18 2,770,180
JPMorgan Structured Products BV (Apple, Inc.),
12.51%, 11/08/21
(b)(d)
............... 53 7,890,899
14,593,866
Textiles, Apparel & Luxury Goods — 0.6%
BNP Paribas Issuance BV (Skechers USA,
Inc.), 12.31%, 12/23/21 .............. 17 794,497
BNP Paribas SA (Deckers Outdoor Corp.),
17.71%, 12/23/21 ................. 6 2,183,731
BNP Paribas SA (Tapestry, Inc.),
13.94%, 11/12/21 ................. 10 389,390
HSBC Bank plc (LVMH Moet Hennessy Louis
Vuitton SE), 12.20%, 11/10/21 ......... EUR 5 3,808,444
Royal Bank of Canada (Kering SA),
15.68%, 11/10/21
(b)
................ 2 1,789,627
8,965,689
Trading Companies & Distributors — 0.2%
Royal Bank of Canada (Fastenal Co.),
9.55%, 12/09/21
(b)
................. USD 13 733,115
Societe Generale SA (United Rentals, Inc.),
13.06%, 02/02/22 ................. 6 2,152,385
2,885,500
Wireless Telecommunication Services — 0.1%
BNP Paribas SA (T-Mobile US, Inc.),
11.35%, 11/08/21
(b)
................. 6 725,245
Total Equity-Linked Notes — 23.1%
(Cost: $359,106,939) .............................. 361,323,361

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 6.7%
Aerospace & Defense — 0.2%
(a)
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.13%
,
 10/30/26 ..... USD 84 $ 84,017
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 .................. 380 370,609
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 .................. 204 199,251
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 957 957,958
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 303 309,060
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 138 138,751
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 08/22/24 ...... 443 438,216
2,497,862
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 64 64,080
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 .................. 260 270,644
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 413 416,841
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 01/29/27 . 404 390,257
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 12/15/23 . 170 167,716
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 265 260,842
United Airlines, Inc., Term Loan B, (LIBOR USD
3 Month + 3.75%), 4.50%
,
 04/21/28 ..... 558 565,669
2,071,969
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.34%
,
 04/30/26 . 551 546,861
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ...... 357 355,501
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 02/05/26 .................. 409 402,750
1,305,112
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.34%
,
 01/01/38
(a)
..... 511 510,572
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 88 88,013
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 2 Month + 3.75%), 4.25%
,
 11/23/27 .. 579 575,629
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/02/28 .................. 89 88,782
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(k)
.............. USD 18 $ 17,750
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 270 270,142
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 07/28/28 ...... 183 181,630
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 .................. 57 56,608
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 612 612,714
1,891,268
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.59%
,
 07/31/26 .................. 357 356,652
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%), 3.59% -
3.63%, 07/24/26 ................ 535 530,370
(LIBOR USD 3 Month + 3.75%),
4.50%, 07/24/26 ................ 83 83,185
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/30/28
(k)
.............. 42 41,345
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 180 178,712
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.34%
,
 04/12/24 ..... 117 116,203
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28 . 77 76,952
1,383,419
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28 ............ 514 512,962
Arc Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(k)
...................... 26 26,392
Arc Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ...... 181 180,782
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 .................. 92 91,654
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 294 296,548
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.88%
,
 06/01/24 ............ 109 108,781
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 74 73,469
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 .................. 236 235,984
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 01/31/26 . 299 298,489
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 114 113,176
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Week + 3.00%), 3.08%
,
 03/28/25 .. 72 71,365

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 06/30/27 .................. USD 196 $ 195,203
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.63%
,
 01/01/38 .................. 185 183,378
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/15/24 ............ 412 411,344
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/01/25 ..... 30 29,459
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 3 Month + 3.25%),
3.44%
,
 10/14/24 .................. 222 221,209
Sparta US HoldCo LLC, 1st Lien Term Loan,
08/02/28
(k)
...................... 208 207,740
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 . 78 78,175
3,336,110
Commercial Services & Supplies — 0.3%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 .................. 553 552,556
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 04/06/28 .................. 116 114,790
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 09/07/27 . 252 251,152
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 840 832,056
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 10/08/28 ...... 149 148,908
LABL, Inc., Term Loan, 10/29/28
(k)
........ 215 213,523
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 132 131,864
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 07/30/25 .................. 309 298,290
Tempo Acquisition LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.75%, 11/02/26 ................ 1,254 1,256,737
(LIBOR USD 1 Month + 3.00%),
3.50%, 08/31/28 ................ 75 75,047
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 131 131,200
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.50%
,
 07/30/28 ............ 125 125,416
4,131,539
Construction & Engineering — 0.1%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. 21 20,842
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 157 156,095
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.09%
,
 01/21/28 ............ 108 107,594
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28 ..... 772 771,849
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. USD 309 $ 308,124
1,364,504
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.09%
,
 01/15/27 ............ 264 261,593
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 142 141,555
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 09/22/28 . 372 371,468
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.09% -
3.13%
,
 05/29/26 .................. 91 90,883
865,499
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 1,016 1,018,741
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 206 205,702
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 04/03/24 .................. 632 614,989
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.34%
,
 02/05/26 . 212 210,921
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 104 104,082
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(k)
................ 9 9,165
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
4.50%
,
 09/15/28 .................. 160 160,326
2,323,926
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
79 78,605
Diversified Consumer Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 248 246,653
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 ..... 63 63,380
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 225 223,789
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28
(l)
. 239 237,207
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 512 511,948
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 7.75%),
8.50%
,
 12/22/25 .................. 537 525,394
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 356 378,919
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 155 152,511

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.59% -
5.63%
,
 08/04/25
(l)
................. USD 185 $ 170,259
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ............ 241 241,756
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 .................. 108 108,135
2,859,951
Diversified Financial Services — 0.7%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 107 107,280
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(l)
. 110 109,892
APi Group DE, Inc., Term Loan B, 10/07/28
(k)
. 114 113,972
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 895 897,923
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 182 182,629
Bali Finco, Inc., Term Loan, 06/30/26
(k)
..... 323 317,616
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26 ...... 176 174,879
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 288 288,276
Castlelake Aviation Ltd., Term Loan B,
10/22/26
(k)
...................... 345 343,901
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 .................. 464 460,812
Connect Finco SARL, Term Loan, 12/11/26
(k)
. 1,174 1,174,118
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 1,025 1,027,346
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 .................. 195 200,485
FleetCor Technologies Operating Co. LLC, Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/28/28 .................. 217 216,757
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 701 701,881
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 07/11/25 .................. 399 395,868
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 912 918,680
LBM Acquisition LLC, 1st Lien Term Loan
 12/17/27
(k)
...................... 372 366,733
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(k)
.............. 126 123,788
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 .. 109 109,338
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 10/23/28 ..... 373 373,369
Mercury Merger Sub, Inc.,1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 08/02/28 .................. 504 501,732
Radiate Holdco LLC, Term Loan B, 09/25/26
(k)
362 360,932
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
2.59%
,
 01/23/25 .................. USD 226 $ 221,070
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.13%
,
 05/29/26 ............ 209 182,851
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.50%
,
 02/28/25 .................. 198 204,899
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 01/31/29 .................. 69 68,670
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 912 914,618
White Cap Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.50%
,
 10/19/27 ..... 140 139,859
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 04/30/28 .................. 179 176,687
11,376,861
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.87%, 07/15/25 ................ 54 52,851
(LIBOR USD 3 Month + 2.75%),
2.87%, 01/31/26 ................ 346 338,552
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.12%
,
 08/14/26 ..... 656 652,017
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 73 73,297
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 111 111,359
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. 214 213,470
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 .. 256 256,603
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 03/01/27 . 145 143,032
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.00%
,
 09/01/28 . 107 107,000
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 01/31/29 .................. 107 106,911
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 03/09/27 . 1,313 1,291,418
3,346,510
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 01/15/25 .................. 73 71,747
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 12/13/25 . 130 124,356
196,103

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. USD 121 $ 121,000
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 . 72 72,126
193,126
Entertainment — 0.1%
(a)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 264 263,397
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 417 408,971
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.84%
,
 03/13/28 . 221 220,406
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 05/30/25 .................. 8 7,960
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.84%
,
 05/18/25 ...... 630 616,721
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.21%
,
 01/20/28 . 66 66,079
1,583,534
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 05/11/24
(a)
75 74,033
Food & Staples Retailing — 0.0%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.77%
,
 05/23/25 ..... 208 206,479
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.84%
,
 06/27/23 ...... 268 265,704
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 09/13/26 ...... 228 223,608
695,791
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 11/19/26 .................. 363 355,366
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 10/01/25 .................. 175 174,473
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 03/11/25 .................. 84 81,900
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 10/10/26 ...... 44 43,880
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 763 762,846
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 01/29/27 .................. 563 554,927
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 106 105,843
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.37%
,
 05/15/24 .................. 143 141,451
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 06/08/28 .................. 115 114,827
Security
Par (000)
Par (000) Value
Food Products (continued)
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 .................. USD 829 $ 827,323
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 01/20/28 .................. 74 74,253
3,237,089
Health Care Equipment & Supplies — 0.0%
(a)
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ...... 87 86,864
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 147 146,387
The Chamberlain Group LLC, Term Loan B,
10/22/28
(k)
...................... 369 368,233
601,484
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28 .................. 165 165,000
Electron Bidco Inc., Term Loan, 11/01/28
(k)
... 278 277,653
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.84%
,
 10/10/25 . 334 275,690
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.88%
,
 02/18/27 .................. 220 218,420
EyeCare Partners LLC, 2nd Lien Term Loan,
10/14/29
(k)
...................... 62 61,814
EyeCare Partners LLC, Delayed Draw Term
Loan, 10/13/28
(k)
.................. 14 13,652
EyeCare Partners LLC, Term Loan, 10/14/28
(k)
55 54,609
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 4.63%
,
 03/05/26 . 132 123,866
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 06/30/25 .................. 359 358,621
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 6 5,944
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 .................. 237 236,687
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 2 Month + 4.00%),
5.00%
,
 01/08/27 .................. 214 215,366
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 . 145 145,246
2,152,568
Health Care Technology — 0.1%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26 .................. 37 36,907
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 832 833,117
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.09%
,
 08/27/25 . 460 460,198
1,330,222

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 02/02/26 .................. USD 110 $ 107,016
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 130 130,513
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 10/02/28 . 198 197,753
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 12/23/24 .................. 284 282,229
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 07/21/25 .................. 670 670,844
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 03/17/28 . 88 86,684
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.38%
,
 07/21/26 . 184 182,869
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(l)
................. 23 25,024
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 . 399 396,372
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 854 852,964
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 185 184,040
Packers Holdings LLC, Term Loan, 03/09/28
(k)
441 439,407
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 47 46,053
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.84%
,
 08/14/24 .................. 109 108,678
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 266 263,421
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 ..... 330 329,650
4,303,517
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 . 513 511,115
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 10/06/28 .................. 126 124,898
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 .................. 109 108,765
744,778
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 09/29/28 ...... 385 383,941
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 08/04/28 . 151 150,029
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 . 57 56,538
590,508
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 08/12/26 ...... USD 73 $ 72,315
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 12/15/27 . 214 214,579
286,894
Industrial Conglomerates — 0.0%
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.09%
,
 03/31/25
(a)
.... 530 524,548
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.34%, 05/09/25 ................ 271 268,062
(LIBOR USD 1 Month + 3.75%),
4.25%, 11/05/27 ................ 248 247,636
Alliant Holdings Intermediate LLC, Term Loan
B4, 11/19/27
(k)
.................... 753 751,117
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... 384 380,769
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
3.59%, 02/12/27 ................ 361 357,987
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ................ 65 64,946
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.34%
,
 01/31/28 . 365 363,500
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.34%
,
 01/20/29 . 227 225,913
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.21%
,
 11/03/23 ....... 59 58,764
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 11/03/24 ....... 190 188,931
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.34%
,
 12/23/26 ...... 210 207,721
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 2.75%), 2.85% - 2.87%
,
 04/25/25 187 185,078
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 77 76,990
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 02/15/27 ............ 40 39,492
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 61 61,386
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.34%, 12/31/25 ................ 145 143,108
(LIBOR USD 1 Month + 3.75%),
3.84%, 09/03/26 ................ 127 126,167
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 57 57,422
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.13%
,
 05/16/24 ............ 295 292,173
4,097,162
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(k)
...................... 271 271,114
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 206 205,254
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 827 827,771

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 10/10/25 ..... USD 176 $ 175,428
1,479,567
Internet & Direct Marketing Retail — 0.0%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27 .................. 509 510,077
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27
(l)
.......... 39 39,000
549,077
IT Services — 0.2%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 09/19/24 .................. 88 88,182
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 174 175,996
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 10/30/26 .................. 712 707,613
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 270 276,818
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 79 78,594
Flexential Intermediate Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 08/01/24 .................. 93 89,397
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 08/10/27 .................. 233 231,289
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.59%
,
 02/12/27 ............ 361 354,634
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 10/07/27 ............ 814 814,325
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25 .................. 37 36,837
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.84%
,
 11/16/26 ..... 98 97,580
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ....... 113 113,912
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.09%
,
 02/28/27 ...... 565 561,915
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.34%
,
 03/31/28 ........... 110 109,810
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 02/02/26 . 32 32,000
3,768,902
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 .. 62 62,242
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 .. 382 381,533
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 312 311,940
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 663 665,483
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 07/03/28 .................. USD 154 $ 153,785
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ................ 425 425,146
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ................ 106 105,926
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 .................. 122 122,647
Parexel International Corp., Term Loan,
08/11/28
(k)
....................... 315 315,217
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.50%
,
 01/13/28 ............ 459 457,622
3,001,541
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan,
07/31/26
(k)
...................... 194 192,545
ASP Blade Holdings, Inc., Term Loan,
10/13/28
(k)
...................... 96 96,120
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.38%
,
 05/18/24 ..... 162 161,948
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28 . 51 51,228
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 ..... 175 174,694
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 ..... 308 306,625
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 03/01/27 .................. 145 142,929
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 761 758,762
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 ..... 1,039 1,020,095
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.00%
,
 07/30/27 .................. 154 154,101
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.83% - 2.84%
,
 03/02/27 615 610,477
Zurn Industries LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.75%
,
 10/04/28 .................. 23 22,989
3,692,513
Media — 0.3%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
.... 102 101,909
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(a)
................. 545 491,772
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(m)
................. 171 200,602
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.09%
,
 05/03/28
(a)
..... 125 123,635
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/30/25
(a)
................. 155 154,614
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 2 Month + 3.50%),
3.60% - 3.63%
,
 08/21/26
(a)
........... 1,144 1,125,329

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 2.34%
,
 07/17/25
(a)
..... USD 310 $ 302,959
DirectV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(a)
492 492,099
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 145 144,815
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
95 94,602
Intelsat Jackson Holdings SA, Term Loan,
07/13/22
(a)(k)
..................... 30 29,803
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 75 75,625
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(k)
................. 379 363,547
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.34%
,
 03/24/25
(a)
................. 137 135,710
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 09/18/26
(a)
................. 64 64,187
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
244 243,104
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 04/01/28
(a)
................. 56 55,529
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.59%
,
 12/17/26
(a)
................. 177 175,915
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(l)
... 541 539,647
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 07/28/28
(a)(l)
85 84,787
5,000,190
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.62%
,
 07/31/25 .................. 200 199,441
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 804 764,087
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 .................. 132 131,546
1,095,074
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ 208 227,007
CITGO Holding, Inc., Term Loan, 08/01/23
(k)
.. 281 279,270
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.13%
,
 02/07/25 . 443 441,234
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28 . 64 63,759
1,011,270
Security
Par (000)
Par (000) Value
Personal Products — 0.1%
(a)
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 06/02/28 ...... USD 211 $ 211,867
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26 .................. 781 782,163
994,030
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 265 262,638
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 06/02/25 . 316 315,649
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 08/01/27 . 209 207,395
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.07%
,
 11/15/27 .................. 130 128,452
Jazz Pharmaceuticals plc, Term Loan,
05/05/28
(k)
...................... 261 261,364
Medical Solutions LLC, 2nd Lien Term Loan,
09/21/29
(k)(l)
...................... 87 86,565
Medical Solutions LLC, Delayed Draw Term
Loan, 11/01/28
(k)
.................. 52 52,266
Medical Solutions LLC, Term Loan, 11/01/28
(k)
274 274,393
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(k)
.............. 18 17,810
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 .................. 158 157,447
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 . 74 73,896
1,837,875
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 . 515 514,614
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26 .................. 829 825,479
1,340,093
Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.59%
,
 02/25/27
(a)
735 735,288
Semiconductors & Semiconductor Equipment — 0.0%
(a)(k)
MKS Instruments, Inc., Term Loan, 10/20/28 .. 399 398,501
Synaptics, Inc., Term Loan, 10/20/28 ....... 90 90,141
488,642
Software — 0.9%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25 .................. 649 649,888
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.88%
,
 10/02/25 . 512 508,568
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.00%
,
 09/21/28 .................. 257 256,165
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 . 603 601,492
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(l)
. 217 217,000
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 09/29/28 ...... 174 173,751

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.25%
,
 10/16/28 .................. USD 182 $ 181,591
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 642 640,517
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . 79 79,691
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 2
Month + 4.75%), 5.75%
,
 09/29/23 ...... 216 212,742
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 ........... 40 40,017
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 1,102 1,104,300
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28 .................. 221 220,233
Informatica LLC, Term Loan B, 10/27/28
(k)
... 971 968,573
Instructure Holdings, Inc., Term Loan B,
10/30/28
(k)(l)
...................... 109 108,864
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 .................. 879 872,407
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 .................. 377 373,230
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.84%
,
 09/30/24 ...... 204 203,909
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
3.59%, 09/13/24 ................ 523 520,819
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 742 743,458
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29 . 304 307,894
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 . 199 199,169
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 .................. 436 436,838
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 04/26/24 .................. 154 153,581
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28
(k)
599 596,270
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 . 1,428 1,424,495
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 08/01/25 .................. 775 772,490
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/16/25 .................. 28 27,991
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 03/03/28 .................. 434 434,723
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
3.84%, 05/04/26 ................ 480 480,812
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 292 292,157
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27 ...... 242 246,034
14,049,669
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan, 03/31/26
(k)
USD 257 $ 256,760
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.34%
,
 08/31/26 . 263 261,939
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 362 357,314
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 918 918,729
Restoration Hardware, Inc., Term Loan,
10/20/28
(k)
...................... 165 164,794
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 .................. 104 103,969
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 220 220,033
2,283,538
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.09%
,
 07/23/26
(a)
................. 201 188,372
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.34%
,
 05/19/28 .................. 187 185,454
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 07/27/28 ...... 950 941,900
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 130 128,491
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 423 374,612
1,630,457
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 .................. 87 86,782
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 .................. 35 35,467
122,249
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24 .................. 350 341,507
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 .................. 132 131,755
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 93 92,875
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/11/25 .. 214 212,169
778,306
Total Floating Rate Loan Interests — 6.7%
(Cost: $103,597,300) .............................. 104,065,797

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Foreign Agency Obligations — 0.5%
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(g)
........................... USD 390 $ 392,750
Colombia — 0.1%
Ecopetrol SA, 4.63%
,
11/02/31 ........... 580 575,650
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 653 634,553
1,210,203
India — 0.0%
Power Finance Corp. Ltd., 6.15%
,
12/06/28
(d)
. 250 294,734
Indonesia — 0.1%
(d)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. 250 252,606
Pertamina Persero PT, 3.65%
,
07/30/29 .... 592 627,816
880,422
Mexico — 0.2%
Petroleos Mexicanos
6.50%, 03/13/27 .................. 1,081 1,148,292
5.95%, 01/28/31 .................. 798 783,237
6.35%, 02/12/48 .................. 636 539,805
7.69%, 01/23/50 .................. 412 393,460
2,864,794
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(b)
............. 230 225,400
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(d)
.......... 415 404,152
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................. 255 265,726
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
.... 740 715,626
Total Foreign Agency Obligations — 0.5%
(Cost: $7,243,567) ............................... 7,253,807
Foreign Government Obligations — 2.0%
Argentina — 0.0%
Argentine Republic (The), 2.50%
,
07/09/41
(j)
.. 756 258,930
Bahrain — 0.1%
Kingdom of Bahrain
6.75%, 09/20/29
(d)
................. 676 729,150
5.25%, 01/25/33
(b)
................. 200 191,063
920,213
Colombia — 0.2%
Republic of Colombia
4.50%, 01/28/26 .................. 1,085 1,160,475
3.88%, 04/25/27 .................. 205 212,918
3.13%, 04/15/31 .................. 1,571 1,474,089
2,847,482
Dominican Republic — 0.2%
Dominican Republic Government Bond
5.95%, 01/25/27
(d)
................. 1,486 1,655,497
4.50%, 01/30/30
(b)
................. 767 775,053
4.88%, 09/23/32
(b)
................. 808 820,776
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
6.40%, 06/05/49
(d)
................. USD 396 $ 419,711
3,671,037
Egypt — 0.2%
Arab Republic of Egypt
5.75%, 05/29/24
(b)
................. 655 673,831
5.88%, 06/11/25
(d)
................. 1,500 1,534,219
7.60%, 03/01/29
(d)
................. 1,422 1,423,778
7.50%, 02/16/61
(b)
................. 200 169,000
3,800,828
Ghana — 0.1%
Republic of Ghana
6.38%, 02/11/27
(d)
................. 692 615,880
7.75%, 04/07/29
(b)
................. 530 469,050
8.63%, 04/07/34
(b)
................. 640 560,000
1,644,930
Guatemala — 0.0%
Republic of Guatemala, 4.65%
,
10/07/41
(b)
... 200 203,063
Indonesia — 0.2%
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
(d)
6.15%, 05/21/48 .................. 200 246,672
6.25%, 01/25/49 .................. 460 574,943
4.88%, 07/17/49 .................. 200 213,037
Republic of Indonesia
4.10%, 04/24/28 .................. 1,354 1,506,579
5.13%, 01/15/45
(d)
................. 490 594,791
3,136,022
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 .................. 932 1,008,482
2.66%, 05/24/31 .................. 1,043 1,006,039
8.30%, 08/15/31 .................. 35 51,249
2,065,770
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
...... 200 207,522
Morocco — 0.0%
Kingdom of Morocco
(b)
3.00%, 12/15/32 .................. 510 483,384
4.00%, 12/15/50 .................. 200 179,813
663,197
Oman — 0.1%
Oman Government Bond
(d)
6.50%, 03/08/47 .................. 470 465,241
6.75%, 01/17/48 .................. 470 478,313
943,554
Pakistan — 0.0%
Islamic Republic of Pakistan
(d)
6.00%, 04/08/26 .................. 205 205,535
7.38%, 04/08/31 .................. 240 242,727
448,262
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 .................. 1,200 1,238,475
4.50%, 04/16/50 .................. 570 627,641
1,866,116

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Paraguay — 0.1%
Paraguay Government International Bond,
4.70%
,
03/27/27
(d)
................. USD 444 $ 488,067
Republic of Paraguay
(b)
4.95%, 04/28/31 .................. 200 223,975
5.40%, 03/30/50 .................. 455 513,524
1,225,566
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 426 386,941
Republic of Peru, 2.78%
,
01/23/31 ........ 665 663,878
1,050,819
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(b)
......... 200 225,250
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
700 703,631
Russia — 0.1%
Russian Federation
(d)
4.75%, 05/27/26 .................. 400 448,825
4.25%, 06/23/27 .................. 600 665,400
1,114,225
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30
(d)
. 975 1,131,975
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(d)
6.85%, 03/14/24 .................. 493 321,929
6.35%, 06/28/24 .................. 415 270,606
7.85%, 03/14/29 .................. 370 232,938
7.55%, 03/28/30 .................. 414 259,216
1,084,689
Ukraine — 0.2%
Ukraine Government Bond
7.75%, 09/01/23
(d)
................. 340 362,589
8.99%, 02/01/24
(d)
................. 658 718,536
7.75%, 09/01/24
(d)
................. 387 416,581
7.75%, 09/01/25
(d)
................. 235 253,624
7.25%, 03/15/33
(b)
................. 526 534,646
2,285,976
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.98%
,
04/20/55 257 328,970
Total Foreign Government Obligations — 2.0%
(Cost: $31,771,011) ............................... 31,828,027
Shares
Shares
Investment Companies — 9.0%
(n)
BlackRock Allocation Target Shares- BATS
Series A ........................ 3,000,118 30,121,183
BlackRock Floating Rate Income Portfolio,
Class K Shares ................... 2,381,436 23,671,476
iShares Core Dividend Growth ETF ....... 232,864 12,372,064
iShares Core S&P 500 ETF ............. 50,616 23,333,470
iShares iBoxx $ High Yield Corporate Bond
ETF
(o)
......................... 595,409 51,758,905
Total Investment Companies — 9.0%
(Cost: $136,627,328) .............................. 141,257,098
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 3.0%
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
(a)
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.73%, 06/25/35 ..... USD 50 $ 47,659
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36 .... 83 79,580
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.82%,
11/25/46 ..................... 76 65,990
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 07/25/46 .... 180 164,599
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.37%, 04/25/47 .... 220 201,998
American Home Mortgage Assets Trust, Series
2006-5, Class A1, (Federal Reserve US 12
Month Cumulative Average 1 Year CMT +
0.92%), 1.01%, 11/25/46
(a)
............ 917 372,980
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ......... 40 38,920
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.59%,
10/25/35
(a)
...................... 219 218,420
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)(l)
... 2,000 2,004,200
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, (LIBOR USD 1 Month +
0.34%), 0.43%, 06/25/35
(a)(b)
.......... 52 50,074
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 07/25/46
(a)
..... 79 67,284
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 7.00%, 05/25/36
(j)
.......... 401 396,543
3,708,247
Commercial Mortgage-Backed Securities — 2.7%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.21%, 09/15/34
(a)(b)
.......... 630 627,223
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.19%, 04/15/35
(a)(b)
................ 540 534,581
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.14%, 12/15/36
(a)(b)
................ 106 101,873
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.79%, 09/15/34
(a)(b)
.... 1,058 1,051,833
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 0.54%, 09/25/37
(a)(b)
.......... 368 354,484
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 2.59%, 08/15/36 .... 200 198,753
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 3.59%, 08/15/36 .... 130 129,020
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ..................... 200 176,549
Benchmark Mortgage Trust
(a)
Series 2018-B5, Class D, 3.11%, 07/15/51
(b)
550 496,151
Series 2018-B7, Class C, 4.86%, 05/15/53 . 500 552,531
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.79%, 10/15/35
(a)(b)
1,400 1,401,752

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 3.68%, 09/15/38
(a)(b)
USD 325 $ 325,204
BX Commercial Mortgage Trust
(a)(b)
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.14%, 11/15/35 .... 1,050 1,047,363
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.09%, 11/15/35 .... 1,050 1,053,589
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.39%, 10/15/36 .... 1,063 1,059,833
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.74%, 10/15/36 .... 1,649 1,644,895
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.59%, 12/15/36 .... 461 458,630
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.69%, 11/15/32 .... 409 409,618
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 2.26%, 10/15/36 .... 814 806,371
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.00%, 02/15/33
(l)
.... 1,164 1,163,500
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.24%, 02/15/33
(l)
.... 683 682,500
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.34%, 02/15/33
(l)
.... 550 550,000
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.89%, 06/15/38 .... 900 896,614
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.84%, 06/15/38 .... 710 708,240
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.89%, 05/15/38 .... 1,356 1,356,851
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 2.34%, 10/15/36 .... 1,020 1,016,824
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 3.22%, 10/15/36 .... 970 965,749
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.09%, 02/15/36 .... 900 898,903
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.09%, 02/15/36 .... 600 599,269
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.34%, 01/15/34 .... 340 340,000
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.09%, 01/15/34 .... 530 531,327
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.12%, 09/15/34 .... 92 91,699
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 3.69%, 06/15/23 .... 693 692,998
Citigroup Commercial Mortgage Trust
(a)
Series 2016-C1, Class D, 4.95%, 05/10/49
(b)
110 111,423
Series 2018-C6, Class C, 5.07%, 11/10/51 . 361 403,931
Commercial Mortgage Trust
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 1,000 943,253
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 166 160,882
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... 700 735,129
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 109 101,686
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.49%, 09/15/33
(a)(b)
.. 400 395,984
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.54%,
07/15/31
(a)(b)
..................... 125 118,122
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class D, 4.89%, 11/15/51
(a)(b)
.. 232 242,367
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.95%,
10/15/37
(a)(b)
..................... USD 339 $ 347,685
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
2.09%, 05/15/35
(a)(b)
................ 408 407,605
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.53%, 10/10/34
(a)(b)
.......... 320 316,669
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.34%, 07/15/38 .... 806 807,826
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 2.94%, 07/15/38 .... 517 519,902
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 3.79%, 07/15/38 .... 547 549,896
GS Mortgage Securities Trust
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 180 170,667
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 560 495,192
HONO Mortgage Trust, Series 2021-LULU,
Class F, (LIBOR USD 1 Month + 4.40%),
4.50%, 10/15/36
(a)(b)
................ 157 156,970
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class D, 3.00%,
06/13/52
(b)
...................... 2,000 1,868,148
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
135 131,723
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.23%, 01/15/49 500 481,563
Series 2015-JP1, Class E, 4.23%,
01/15/49
(b)
.................... 221 190,065
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.44%,
03/15/38
(a)(b)
..................... 795 794,522
LUXE Trust, Series 2021-TRIP, Class E,
(LIBOR USD 1 Month + 2.75%), 2.85%,
10/15/38
(a)(b)
..................... 270 270,000
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.03%, 08/15/34
(a)(b)
.............. 151 151,002
Med Trust
(a)(b)
Series 2021-MDLN,  (LIBOR USD 1 Month +
0.00%), 0.00%, 11/15/26 ........... 1,870 1,870,000
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 4.10%, 11/15/26 .... 1,000 1,000,000
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.04%, 07/15/38
(a)(b)
... 138 138,168
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C25, Class D, 3.07%, 10/15/48 222 215,572
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 252 243,566
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.03%,
05/15/48
(a)
.................... 140 140,936
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 356 332,212
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.04%, 11/15/34
(a)(b)
.. 531 530,678
Series 2017-HR2, Class D, 2.73%, 12/15/50 250 219,684
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
320 357,079
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 238 219,344
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.64%, 07/15/35
(a)(b)
.. 450 446,044

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 3.64%,
09/15/38
(a)(b)
..................... USD 150 $ 150,047
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.44%, 07/15/38
(a)(b)
.......... 100 100,146
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 3.76%,
07/15/23
(a)(b)
..................... 215 215,133
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.09%, 06/15/26 .... 379 378,059
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 3.94%, 06/15/26 ... 131 130,999
USDC, Series 2018, Class F, 4.49%, 05/13/38
(a)
(b)
............................ 280 212,203
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 855 859,026
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 250 272,542
Series 2017-C39, Class C, 4.12%, 09/15/50 113 119,045
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 342 280,001
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... 170 187,374
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 240 219,153
Series 2018-C45, Class C, 4.73%, 06/15/51 110 119,224
42,753,174
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.32%,
10/15/48
(a)(b)
..................... 4,650 220,177
Total Non-Agency Mortgage-Backed Securities — 3.0%
(Cost: $45,972,280) ............................... 46,681,598
Preferred Securities — 2.8%
Capital Trusts — 2.3%
Banks — 0.8%
(a)(g)
Bank of America Corp., Series JJ, (LIBOR USD
3 Month + 3.29%), 5.12% ............ 1,900 2,006,875
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 185 188,237
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ...... 3,350 3,464,302
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 600 612,750
JPMorgan Chase & Co., Series FF, (SOFR +
3.38%), 5.00% ................... 1,550 1,604,250
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ......................... 1,750 1,725,937
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ......................... 855 851,623
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 200 213,232
Security
Par (000)
Par (000) Value
Banks (continued)
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... USD 2,300 $ 2,343,125
13,010,331
Capital Markets — 0.5%
(a)(g)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 1,575 1,640,363
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 1,575 1,620,911
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 1,730 1,755,950
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 1,445 1,520,862
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 1,250 1,250,000
7,788,086
Consumer Finance — 0.4%
(a)(g)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 2,450 2,538,813
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 1,500 1,608,750
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% . 786 905,865
5,053,428
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(g)
............ 1,465 1,556,563
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(g)
............ 2,375 2,452,187
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(g)
................ 1,950 2,023,125
Oil, Gas & Consumable Fuels — 0.2%
(a)(g)
Energy Transfer LP
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 400 387,500
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 2,200 2,301,750
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 918 734,400
3,423,650
Total Capital Trusts — 2.3%
(Cost: $34,615,937) ............................... 35,307,370

BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2021
Security
Shares
Shares Value
Preferred Stocks — 0.4%
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.82%
(a)(g)
................. 11,500 $ 710,125
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(g)
........... 75,000 1,914,000
Petroleo Brasileiro SA (Preference) ........ 115,577 558,041
2,472,041
Technology Hardware, Storage &
Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference) .. 71,875 3,948,528
Total Preferred Stocks — 0.4%
(Cost: $5,592,550) ............................... 7,130,694
Trust Preferreds — 0.1%
Consumer Finance — 0.1%
(a)(b)
ILFC E-Capital Trust I, 3.46%, 12/21/65 ..... 896,000 735,280
ILFC E-Capital Trust II, 3.71%, 12/21/65 .... 397,000 340,451
Total Trust Preferreds — 0.1%
(Cost: $1,257,798) ............................... 1,075,731
Total Preferred Securities — 2.8%
(Cost: $41,466,285) ............................... 43,513,795
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.1%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.66%, 04/25/28
(a)(b)
................ USD 334 322,404
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 2018-K80, Class B,
4.23%, 08/25/50
(b)
............... 300 335,236
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-K732, Class B,
4.06%, 05/25/25
(b)
............... USD 200 $ 214,622
Series 2018-SB52, Class A10F,
3.46%, 06/25/28 ................ 268 283,112
832,970
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2013-63, 0.76%, 09/16/51 ....... 593 16,105
Series 2017-44, 0.63%, 04/17/51 ....... 1,248 47,012
63,117
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $1,203,356) ............................... 1,218,491
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
..... 119 1,843
Total Warrants — 0.0%
(Cost: $0) ..................................... 1,843
Total Long-Term Investments — 96.6%
(Cost: $1,465,446,130) ............................ 1,509,578,565
Short-Term Securities — 12.9%
(n)(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 164,994,788 164,994,788
SL Liquidity Series, LLC, Money Market Series,
0.14%
(q)
........................ 36,838,936 36,846,303
Total Short-Term Securities — 12.9%
(Cost: $201,844,775) .............................. 201,841,091
Total Investments — 109.5%
(Cost: $1,667,290,905 ) ............................ 1,711,419,656
Liabilities in Excess of Other Assets — (9.5)% ............. (148,134,707)
Net Assets — 100.0% ............................... $ 1,563,284,949
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Perpetual security with no stated maturity date.
(h)
Zero-coupon bond.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)
Fixed rate.
(n)
Affiliate of the Fund.
(o)
All or a portion of this security is on loan.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 177,890,717 $ — $ (12,895,929) $ — $ — $ 164,994,788 164,994,788 $ 1,548 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 53,046,504 — (16,194,896) (1,621) (3,684) 36,846,303 36,838,936 197,968
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 30,271,189 — — — (150,006) 30,121,183 3,000,118 186,657 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 23,395,960 204,623 — — 70,893 23,671,476 2,381,436 200,833 —
iShares Core Dividend Growth
ETF .................. 12,034,412 — — — 337,653 12,372,064 232,864 58,224 —
iShares Core S&P 500 ETF .... 22,291,286 — — — 1,042,183 23,333,470 50,616 85,687 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 52,300,727 — — — (541,822) 51,758,905 595,409 504,558 —
$ (1,621) $ 755,217 $ 343,098,189 $ 1,235,475 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 18 12/17/21 $ 1,136 $ 2,666
S&P 500 E-Mini Index ...................................................... 1,099 12/17/21 252,605 6,508,020
U.S. Treasury 10 Year Note ................................................... 1,000 12/21/21 130,672 11,500
U.S. Treasury Ultra Bond .................................................... 31 12/21/21 6,089 5,475
U.S. Treasury 5 Year Note .................................................... 357 12/31/21 43,451 (568,932)
5,958,729
Short Contracts
GBP Currency ............................................................ 369 12/13/21 31,570 201,690
JPY Currency ............................................................ 26 12/13/21 2,854 68,685
U.S. Treasury 10 Year Ultra Note ............................................... 8 12/21/21 1,160 19,541
U.S. Treasury 2 Year Note .................................................... 5 12/31/21 1,096 4,766
294,682
$ 6,253,411
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 35,000 USD 25,971 Natwest Markets plc 01/14/22 $ 364
CAD 2,106,000 USD 1,701,340 Natwest Markets plc 01/14/22 594
KRW 174,716,000 USD 145,791 Standard Chartered Bank 01/14/22 2,717
NZD 993,000 USD 697,549 Standard Chartered Bank 01/14/22 13,112
USD 44,322 EUR 38,000 Natwest Markets plc 01/14/22 308
USD 223,479 GBP 163,000 Natwest Markets plc 01/14/22 340
USD 66,189 JPY 7,536,000 Natwest Markets plc 01/14/22 4
17,439
CAD 48,000 USD 38,807 Standard Chartered Bank 01/14/22 (17)
EUR 406,000 USD 472,125 Natwest Markets plc 01/14/22 (1,869)
EUR 209,000 USD 243,859 Standard Chartered Bank 01/14/22 (1,780)
HKD 2,934,000 USD 377,299 Natwest Markets plc 01/14/22 (132)
JPY 47,738,000 USD 421,012 Standard Chartered Bank 01/14/22 (1,751)
USD 74,242 AUD 100,000 Standard Chartered Bank 01/14/22 (1,001)
USD 483,267 CHF 444,000 Natwest Markets plc 01/14/22 (2,794)
USD 50,334 CHF 46,000 Standard Chartered Bank 01/14/22 (23)
USD 30,985 JPY 3,541,000 Natwest Markets plc 01/14/22 (114)
(9,481)
$ 7,958
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 152 $ (10,673) $ (15,732) $ 5,059
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 NR USD 544 (38,199) (56,064) 17,865
$ (48,872) $ (71,796) $ 22,924

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(1,669) of net dividends and financing fees.
(e)
Amount includes $556 of net dividends and financing fees.
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 2,066,652 $ 57,109
(c)
$ 2,125,430 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 2,408,482 65,571
(e)
2,473,497 0.2
$ 122,680 $ 4,598,927
(b) (d)
Range: 80-95 basis points 60-95 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of October
31, 2021, expiration date 02/10/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Saudi Arabia
Al Rajhi Bank ............ 20,655 $ 763,226 35.9%
Vietnam
Vietnam Dairy Products JSC .. 341,700 1,362,204 64.1
Total Reference Entity — Long ............ 2,125,430
Net Value of Reference Entity — HSBC Bank plc $ 2,125,430
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of October 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 109,400 356,142 14.4
Russia
X5 Retail Group NV, GDR ... 27,010 920,123 37.2
United Kingdom
Prudential plc ............ 58,665 1,197,232 48.4
Total Reference Entity — Long ............ 2,473,497
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 2,473,497

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 60,153,281 $ — $ 60,153,281
Common Stocks
Airlines .............................................. 1,995,574 — — 1,995,574
Automobiles .......................................... — 1,161,581 — 1,161,581
Banks ............................................... 6,809,882 16,834,651 — 23,644,533
Beverages ........................................... — 3,713,065 — 3,713,065
Biotechnology ......................................... 2,992,772 — — 2,992,772
Capital Markets ........................................ 3,016,628 — — 3,016,628
Chemicals ............................................ 1,602,758 — — 1,602,758
Communications Equipment ................................ — 1,110,341 — 1,110,341
Construction Materials .................................... — 1,307,927 — 1,307,927
Consumer Finance ...................................... 3,365,418 1,576,042 — 4,941,460
Diversified Financial Services ............................... 78,882 — — 78,882
Diversified Telecommunication Services ........................ 2,245,508 7,117,838 — 9,363,346
Electric Utilities ........................................ 10,782,285 2,182,344 — 12,964,629
Electrical Equipment ..................................... — 1,979,384 — 1,979,384
Electronic Equipment, Instruments & Components ................. 1,348,310 938,821 — 2,287,131
Energy Equipment & Services .............................. 874,138 — — 874,138
Entertainment ......................................... — 814,559 — 814,559
Equity Real Estate Investment Trusts (REITs) .................... 83,698,328 14,821,411 — 98,519,739
Food & Staples Retailing .................................. 3,135,379 509,389 — 3,644,768
Food Products ......................................... — 2,975,504 — 2,975,504
Gas Utilities ........................................... 534,849 3,031,328 — 3,566,177
Health Care Equipment & Supplies ........................... 1,203,754 437,384 — 1,641,138
Health Care Providers & Services ............................ 3,942,265 — — 3,942,265
Hotels, Restaurants & Leisure .............................. 1,413,757 1,379,601 — 2,793,358
Household Durables ..................................... — 2,554,490 — 2,554,490

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Level 1 Level 2 Level 3 Total
Household Products ..................................... $ — $ 1,789,999 $ — $ 1,789,999
Insurance ............................................ 5,696,005 2,715,073 — 8,411,078
Interactive Media & Services ............................... 2,233,546 4,492,855 — 6,726,401
IT Services ........................................... 6,074,189 6,713,378 — 12,787,567
Leisure Products ....................................... 1,769,166 — — 1,769,166
Life Sciences Tools & Services .............................. — 147,224 — 147,224
Machinery ............................................ 1,289,859 1,512,592 — 2,802,451
Media ............................................... 1,548,609 315,915 — 1,864,524
Metals & Mining ........................................ — 2,584,620 — 2,584,620
Multiline Retail ......................................... 1,267,680 — — 1,267,680
Multi-Utilities .......................................... 9,252,651 1,383,873 — 10,636,524
Oil, Gas & Consumable Fuels ............................... 5,638,390 7,187,051 — 12,825,441
Paper & Forest Products .................................. 217,567 — — 217,567
Personal Products ...................................... 894,178 2,250,151 — 3,144,329
Pharmaceuticals ....................................... 2,461,852 7,946,130 — 10,407,982
Professional Services .................................... — 2,791,463 — 2,791,463
Real Estate Management & Development ....................... 3,097,913 17,343,737 — 20,441,650
Road & Rail ........................................... 3,388,286 552,306 — 3,940,592
Semiconductors & Semiconductor Equipment .................... 2,621,908 10,313,070 — 12,934,978
Software ............................................. 5,642,499 1,090,019 — 6,732,518
Specialty Retail ........................................ — 1,548,932 — 1,548,932
Technology Hardware, Storage & Peripherals .................... — 74,722 — 74,722
Textiles, Apparel & Luxury Goods ............................ — 3,487,591 — 3,487,591
Thrifts & Mortgage Finance ................................ — 1,772,243 — 1,772,243
Tobacco ............................................. 1,274,305 — — 1,274,305
Trading Companies & Distributors ............................ — 3,801,671 — 3,801,671
Transportation Infrastructure ............................... 1,938,647 13,234,320 — 15,172,967
Water Utilities ......................................... 479,169 549,387 — 1,028,556
Wireless Telecommunication Services ......................... — 639,122 — 639,122
Corporate Bonds ........................................ — 365,771,457 — 365,771,457
Equity-Linked Notes ...................................... — 361,323,361 — 361,323,361
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,497,862 — 2,497,862
Air Freight & Logistics .................................... — 64,080 — 64,080
Airlines .............................................. — 2,071,969 — 2,071,969
Auto Components ...................................... — 1,305,112 — 1,305,112
Automobiles .......................................... — 510,572 — 510,572
Building Products ....................................... — 1,891,268 — 1,891,268
Capital Markets ........................................ — 1,383,419 — 1,383,419
Chemicals ............................................ — 3,336,110 — 3,336,110
Commercial Services & Supplies ............................. — 4,131,539 — 4,131,539
Construction & Engineering ................................ — 1,364,504 — 1,364,504
Construction Materials .................................... — 865,499 — 865,499
Containers & Packaging .................................. — 2,323,926 — 2,323,926
Distributors ........................................... — 78,605 — 78,605
Diversified Consumer Services .............................. — 2,452,485 407,466 2,859,951
Diversified Financial Services ............................... — 11,266,969 109,892 11,376,861
Diversified Telecommunication Services ........................ — 3,346,510 — 3,346,510
Electric Utilities ........................................ — 196,103 — 196,103
Electrical Equipment ..................................... — 193,126 — 193,126
Entertainment ......................................... — 1,583,534 — 1,583,534
Equity Real Estate Investment Trusts (REITs) .................... — 74,033 — 74,033
Food & Staples Retailing .................................. — 695,791 — 695,791
Food Products ......................................... — 3,237,089 — 3,237,089
Health Care Equipment & Supplies ........................... — 601,484 — 601,484
Health Care Providers & Services ............................ — 2,152,568 — 2,152,568
Health Care Technology .................................. — 1,330,222 — 1,330,222
Hotels, Restaurants & Leisure .............................. — 4,278,493 25,024 4,303,517
Household Durables ..................................... — 744,778 — 744,778
Household Products ..................................... — 590,508 — 590,508
Independent Power and Renewable Electricity Producers ............ — 286,894 — 286,894
Industrial Conglomerates .................................. — 524,548 — 524,548
Insurance ............................................ — 4,097,162 — 4,097,162
Interactive Media & Services ............................... — 1,479,567 — 1,479,567
Internet & Direct Marketing Retail ............................ — 510,077 39,000 549,077
IT Services ........................................... — 3,768,902 — 3,768,902

BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2021
Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ — $ 3,001,541 $ — $ 3,001,541
Machinery ............................................ — 3,692,513 — 3,692,513
Media ............................................... — 4,375,756 624,434 5,000,190
Metals & Mining ........................................ — 1,095,074 — 1,095,074
Oil, Gas & Consumable Fuels ............................... — 1,011,270 — 1,011,270
Personal Products ...................................... — 994,030 — 994,030
Pharmaceuticals ....................................... — 1,751,310 86,565 1,837,875
Professional Services .................................... — 1,340,093 — 1,340,093
Road & Rail ........................................... — 735,288 — 735,288
Semiconductors & Semiconductor Equipment .................... — 488,642 — 488,642
Software ............................................. — 13,723,805 325,864 14,049,669
Specialty Retail ........................................ — 2,283,538 — 2,283,538
Technology Hardware, Storage & Peripherals .................... — 188,372 — 188,372
Trading Companies & Distributors ............................ — 1,630,457 — 1,630,457
Transportation Infrastructure ............................... — 122,249 — 122,249
Wireless Telecommunication Services ......................... — 778,306 — 778,306
Foreign Agency Obligations ................................. — 7,253,807 — 7,253,807
Foreign Government Obligations .............................. — 31,828,027 — 31,828,027
Investment Companies .................................... 111,135,915 — — 111,135,915
Non-Agency Mortgage-Backed Securities ........................ — 42,281,398 4,400,200 46,681,598
Preferred Securities
Banks ............................................... — 13,010,331 — 13,010,331
Capital Markets ........................................ — 7,788,086 — 7,788,086
Consumer Finance ...................................... 710,125 6,129,159 — 6,839,284
Diversified Financial Services ............................... — 1,556,563 — 1,556,563
Electric Utilities ........................................ — 2,452,187 — 2,452,187
Insurance ............................................ — 2,023,125 — 2,023,125
Oil, Gas & Consumable Fuels ............................... 2,472,041 3,423,650 — 5,895,691
Technology Hardware, Storage & Peripherals .................... — 3,948,528 — 3,948,528
U.S. Government Sponsored Agency Securities .................... — 1,218,491 — 1,218,491
Warrants .............................................. 1,843 — — 1,843
Short-Term Securities ....................................... 164,994,788 — — 164,994,788
Unfunded Floating Rate Loan Interests
(a)
.............................. — 172 — 172
$ 465,141,618 $ 1,173,292,279 $ 6,018,445 $ 1,644,452,342
Investments Valued at NAV
(b)
..................................... 66,967,486
$ —
$ 1,711,419,828
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 22,924 $ — $ 22,924
Equity contracts ........................................... 6,510,686 122,680 — 6,633,366
Foreign currency exchange contracts ............................ 270,375 17,439 — 287,814
Interest rate contracts ....................................... 41,282 — — 41,282
Liabilities
Foreign currency exchange contracts ............................ — (9,481) — (9,481)
Interest rate contracts ....................................... (568,932) — — (568,932)
$ 6,253,411 $ 153,562 $ — $ 6,406,973
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.